UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29

Registrant is making a filing for 12 of its series:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

February 29, 2016

Dow Jones Target Date Funds

■	Wells Fargo Dow Jones Target Today Fund

■	Wells Fargo Dow Jones Target 2010 Fund

■	Wells Fargo Dow Jones Target 2015 Fund

■	Wells Fargo Dow Jones Target 2020 Fund

■	Wells Fargo Dow Jones Target 2025 Fund

■	Wells Fargo Dow Jones Target 2030 Fund

■	Wells Fargo Dow Jones Target 2035 Fund

■	Wells Fargo Dow Jones Target 2040 Fund

■	Wells Fargo Dow Jones Target 2045 Fund

■	Wells Fargo Dow Jones Target 2050 Fund

■	Wells Fargo Dow Jones Target 2055 Fund

■	Wells Fargo Dow Jones Target 2060 Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Terrorism-related violence and escalating tensions in countries in the Middle East that drove a massive refugee movement also unsettled investors.

Returns in fixed-income markets were positive in many sectors despite volatility.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Dow Jones Target Date Funds for the 12-month period that ended February 29, 2016. The Dow Jones Target Date Funds diversify investments across equity, fixed income, and short-term debt securities. During the period, investors confronted issues and concerns that drove higher volatility across global equity and bond markets, driving stock price declines and restraining bond investment returns.

U.S. economic recovery and European monetary policy did not sustain an equity rally.

Early in the period, several developments encouraged investors. U.S. annualized gross domestic product (GDP) growth measures improved and consumer sentiment and corporate earnings generally were favorable. Just prior to the start of the period, in January 2015, the European Central Bank (ECB) expanded its program to purchase bonds issued by European Union member countries, institutions, and agencies in an effort to spur regional growth. Domestic stocks moved higher during March and April 2015 with several markets reaching levels that represented multiyear highs. For the first time in five years, all four of the eurozone’s largest economies—France, Germany, Italy, and Spain—recorded annualized GDP growth during early 2015.

After April, global equity market trends turned negative. Negotiations over Greece’s sovereign debt and signs of slowing economic growth in China caused concern throughout the summer. Despite a negotiated resolution of the Greek debt crisis, the prospect of a slowdown in one of the world’s largest economies, the strengthening U.S. dollar, and the persistent decline of commodity prices discouraged risk-taking by investors. Terrorism-related violence and escalating tensions in countries in the Middle East that drove a massive refugee movement also unsettled investors. Perhaps because the U.S. Federal Reserve consistently signaled that an interest-rate increase was in the offing, investment markets initially exhibited little reaction to its occurrence in December 2015, with many analysts expecting more definitive responses in 2016. Those expectations proved true when stocks struggled in early 2016. For the 12-month period, the S&P 500 Index1 returned -6.19% overall. As measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index,2 international developed markets stock performance was -15.18%. Emerging markets stock performance was -23.41%, as measured by the MSCI Emerging Markets Index.3

Bond investment returns turned positive as risk appetites declined.

Returns in fixed-income markets were positive in many sectors despite volatility. Government bond yields in Germany and France fell to multiyear lows in April. Policymakers in Europe and Japan set yields on government-issued bonds to negative levels in an effort to encourage spending and lending regionally. Conversely, government bond yields in Spain and Italy increased as the Greek

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

debt drama played out. In the U.S., bond investors wondered about the impact of rising interest rates and falling bond values on the ability of bond dealers and buyers to conduct trades consistently. Despite concerns, the Barclays U.S. Aggregate Bond Index4 returned 1.50% while bonds issued outside the U.S. returned 0.36%, as measured by the Barclays Global Aggregate ex-U.S. Dollar Bond Index.5

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(7.40)	0.85	2.69	(1.74)	2.05	3.31	0.84	0.76
Class B (WFOKX)*	8-1-1998	(7.39)	0.92	2.77	(2.39)	1.31	2.77	1.59	1.51
Class C (WFODX)	12-1-1998	(3.44)	1.32	2.54	(2.44)	1.32	2.54	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	(2.00)	1.87	3.21	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	(1.40)	2.50	3.80	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	(1.25)	2.59	3.85	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(1.56)	2.23	3.52	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	(1.04)	2.93	4.30	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of February 29, 20169

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(7.60)	1.17	2.67	(1.99)	2.36	3.28	0.85	0.78
Class B (SPTBX)*	3-1-1997	(7.61)	1.26	2.74	(2.61)	1.64	2.74	1.60	1.53
Class C (WFOCX)	12-1-1998	(3.69)	1.60	2.51	(2.69)	1.60	2.51	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	(2.27)	2.17	3.17	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	(1.73)	2.79	3.76	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	(1.59)	2.87	3.80	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	(1.83)	2.54	3.50	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	(1.25)	3.27	4.26	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns (%) as of February 29, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(8.10)	1.68	2.21	(2.54)	2.90	2.91		0.85	0.79
Class R (WFBRX)	6-28-2013	–	–	–	(2.78)	2.63	2.68		1.10	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	(2.22)	3.26	3.22		0.57	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	(2.12)	3.33	3.26		0.42	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	(2.45)	2.97	2.95		0.77	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	(1.73)	3.72	3.72	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(9.39)	2.08	3.01	(3.86)	3.29	3.62	0.83	0.81
Class B (STPBX)*	3-1-1997	(9.55)	2.14	3.08	(4.55)	2.50	3.08	1.58	1.56
Class C (WFLAX)	12-1-1998	(5.50)	2.52	2.85	(4.50)	2.52	2.85	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	(4.08)	3.11	3.52	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	(3.52)	3.72	4.11	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	(3.42)	3.80	4.15	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	(3.72)	3.46	3.83	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	(3.00)	4.20	4.50	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(10.97)	2.55	2.08	(5.56)	3.78	2.78		0.84	0.81
Class R (WFHRX)	6-28-2013	–	–	–	(5.72)	3.53	2.56		1.09	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	(5.26)	4.15	3.10		0.56	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	(5.02)	4.25	3.16		0.41	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	(5.45)	3.87	2.85		0.76	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	(4.68)	4.61	3.54	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(12.72)	2.78	3.31	(7.37)	4.00	3.92	0.83	0.82
Class B (SGPBX)*	3-1-1997	(13.03)	2.86	3.38	(8.03)	3.22	3.38	1.58	1.57
Class C (WFDMX)	12-1-1998	(9.05)	3.22	3.15	(8.05)	3.22	3.15	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	(7.57)	3.83	3.82	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	(7.07)	4.44	4.41	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	(6.93)	4.52	4.45	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	(7.27)	4.16	4.13	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	(6.57)	4.89	4.80	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	(14.49)	3.02	2.02	(9.28)	4.26	2.72		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	(9.48)	3.99	2.45		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	(8.92)	4.62	3.04		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	(8.78)	4.71	3.09		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	(9.17)	4.32	2.74		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	(8.49)	5.06	3.37	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of February 29, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	(15.85)	3.07	3.49	(10.72)	4.30	4.10	0.84	0.83
Class B (SLPBX)*	3-1-1997	(16.41)	3.16	3.55	(11.41)	3.51	3.55	1.59	1.58
Class C (WFOFX)	7-1-1998	(12.39)	3.52	3.32	(11.39)	3.52	3.32	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	(10.96)	4.12	4.00	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	(10.45)	4.71	4.58	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	(10.32)	4.81	4.63	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	(10.56)	4.46	4.32	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	(9.97)	5.16	4.91	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	(16.76)	3.17	2.12	(11.70)	4.41	2.82		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	(11.84)	4.16	2.58		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	(11.41)	4.79	3.15		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	(11.21)	4.87	3.19		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	(11.55)	4.50	2.88		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	(10.91)	5.21	3.43	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of February 29, 201612

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	(16.99)	3.17	2.10	(11.93)	4.40	2.80		0.84	0.83
Class C (WFQCX)	11-30-2012	(13.41)	3.62	2.03	(12.56)	3.62	2.03		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	(12.21)	4.14	2.54		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	(11.72)	4.75	3.11		0.56	0.52
Class R6 (WFQFX)	6-29-2007				(11.51)	4.85	3.17		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	(11.86)	4.48	2.83		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	(11.23)	5.19	3.42	*	–	–
Russell 3000® Index[6]	–	–	–	–	(7.84)	9.61	5.17	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.50	3.60	4.85	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns (%) as of February 29, 201611

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	(17.00)	3.34	(11.93)	4.66		0.92	0.83
Class R (WFYRX)	6-28-2013	–	–	(12.16)	4.27		1.17	1.08
Class R4 (WFVRX)	11-30-2012	–	–	(11.70)	5.02		0.64	0.52
Class R6 (WFQUX)	6-30-2011	–	–	(11.52)	5.11		0.49	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	(11.75)	4.76		0.84	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	(11.23)	5.35	*	–	–
Russell 3000® Index[6]	–	–	–	(7.84)	10.23	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	1.50	3.35	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of February 29, 2016

		Including sales charge	Excluding sales charge	Expense ratios[3] (%)
	Inception date	Since inception	Since inception	Gross	Net[4]
Class A (WFAFX)	6-30-2015	(15.73)	(10.59)	0.95	0.83
Class C (WFCFX)	6-30-2015	(11.89)	(11.00)	1.70	1.58
Class R (WFRFX)	6-30-2015	–	(10.66)	1.20	1.08
Class R4 (WFSFX)	6-30-2015	–	(10.30)	0.67	0.52
Class R6 (WFUFX)	6-30-2015	–	(10.30)	0.52	0.37
Administrator Class (WFDFX)	6-30-2015	–	(10.50)	0.87	0.72
Dow Jones Global Target 2060 Index[5]	–	–	(10.80)*	–	–
Russell 3000® Index[6]	–	–	(7.03)*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	2.76 *	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 29, 2016[8]

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

MANAGER’S DISCUSSION

Highlights

The Wells Fargo Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets.

The funds address investment risk through diversification and disciplined asset allocation.

All of the funds invest in the same three underlying portfolios: the Wells Fargo Diversified Stock Portfolio, the Wells Fargo Diversified Fixed Income Portfolio, and the Wells Fargo Short-Term Investment Portfolio, differing only in the amount invested in each underlying portfolio. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk. The Wells Fargo Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The Wells Fargo Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. Under normal circumstances, the Short-Term Investment Portfolio holds high-quality, short-term U.S. dollar–denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities, and repurchase agreements.

Global equity markets experienced substantial losses, while bond markets recorded slight gains.

After expenses, the Dow Jones Target Date Funds trailed their respective indexes for the 12-month period ended February 29, 2016. Over the past 12 months, the majority of the Dow Jones Target Date Funds, before adjusting for fees, slightly outperformed their corresponding Dow Jones Global Target Date Index. Each of the Dow Jones Global Target Date Indexes and the funds posted negative returns for the 12-month period, with longer-dated funds generating the largest losses due primarily to higher allocations to equity investments.

Global equity markets were down sharply during the period. Domestically, the S&P 500 Index13 fell 6.19% while the Russell 2000® Index14 sank 14.97%. Foreign markets fared worse, with the Morgan Stanley Capital International (MSCI) Europe Australasia, Far East (EAFE) Index15 dropping 15.18% and the MSCI Emerging Markets Index16 plunging 23.41%. Global bond markets were up slightly for the period. The Barclays U.S. Aggregate Bond Index rose 1.50%, and the Barclays Global Treasury: Majors Ex US Index17 climbed 3.27%. Fixed-income and short-term investment allocations were not sufficient to offset the substantial equity losses experienced during the 12-month period.

The Dow Jones Target Date Funds are designed to become more conservative as the fund moves down the glide path and the target date approaches in order to increase the probability of capital preservation as retirement nears. The risk level of each fund is managed by adjusting investment allocations among equity, fixed income and cash equivalents. Our goal is to manage the relative equity risk of each fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage, as both fixed income and cash equivalents carry risk. On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to equity, fixed income and cash equivalents in response to changing market conditions and a fund’s movement down the glide path.

A decrease in relative bond volatility affected allocation decisions during the period. The Target 2055 Fund and the Target 2050 Fund, which have not begun to move down the glide path in a meaningful way, increased their equity exposure by a modest 0.2% over the past 12 months as fixed-income-holdings became more effective diversifiers. The funds further down the equity glide path, the Target 2045 Fund through Target 2025 Fund, reduced their equity holdings by less than the amount they decreased their relative equity risk due to the lower levels of volatility bonds experienced during the period. The shorter-dated funds, the Target 2020 Fund through Target 2010 Fund, decreased their equity holdings at the same rate as their targeted equity risk as these funds remained invested at their minimum constrained equity allocations during the period.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. However, the cash allocation of the Target Today Fund and the Target 2010 Fund increased from 24% to 32% and 19% to 25%, respectively, consistent with capital preservation intentions. All other funds maintained their cash allocation at 4%.

Please see footnotes on pages 20-21.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. We believe the Dow Jones Target Date Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement due to their diversification at the individual-security level and at the asset-class level. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

Portfolio allocation as of February 29, 201618

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has committed through June 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	The chart compares the performance of the Class A shares for the last 10 years or since inception with the respective Dow Jones Global Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

[11]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6 shares. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[14]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[15]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[16]	The MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[17]	The Barclays Global Treasury: Majors Ex US Index consists of securities in the following Global Treasury indices: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden and the United Kingdom. To be included in the index, securities must have at least one year to maturity; and must meet specified liquidity requirements that vary by country and which are recalculated annually. You cannot invest directly in an index.

[18]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio allocations are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

22	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,002.97	$3.84	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Class B
Actual	$1,000.00	$999.98	$7.50	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.71	$7.56	1.49%
Class C
Actual	$1,000.00	$999.98	$7.61	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%
Class R
Actual	$1,000.00	$1,001.34	$5.08	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$5.13	1.01%
Class R4
Actual	$1,000.00	$1,004.13	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,005.66	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,003.49	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,002.99	$3.94	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class B
Actual	$1,000.00	$999.32	$7.71	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class C
Actual	$1,000.00	$999.28	$7.71	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$1,001.71	$5.20	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,004.61	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,005.32	$1.62	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,003.57	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,002.96	$3.99	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class R
Actual	$1,000.00	$1,002.55	$5.25	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.04%
Class R4
Actual	$1,000.00	$1,004.61	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,005.40	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,003.32	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.41	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class B
Actual	$1,000.00	$991.19	$7.83	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class C
Actual	$1,000.00	$991.83	$7.83	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$993.93	$5.33	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$996.97	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$997.72	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$996.09	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$984.42	$4.05	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class R
Actual	$1,000.00	$983.68	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$985.15	$2.50	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$987.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$985.03	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$971.44	$4.07	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class B
Actual	$1,000.00	$967.82	$7.79	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class C
Actual	$1,000.00	$968.00	$7.79	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class R
Actual	$1,000.00	$970.23	$5.31	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$972.96	$2.54	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$973.82	$1.79	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$971.86	$3.53	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$959.28	$4.10	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$958.38	$5.33	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$961.09	$2.57	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$961.94	$1.83	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$960.10	$3.56	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$950.24	$4.08	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class B
Actual	$1,000.00	$946.72	$7.75	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class C
Actual	$1,000.00	$946.61	$7.75	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$949.00	$5.31	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$951.33	$2.56	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$952.18	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$951.22	$3.54	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$944.24	$4.07	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$943.62	$5.24	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$945.29	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$946.96	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$944.46	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2050 Fund
Class A
Actual	$1,000.00	$942.34	$4.06	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$939.11	$7.72	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$940.48	$5.27	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$943.32	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$944.16	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$942.08	$3.52	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

Target 2055 Fund	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$942.11	$4.06	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$940.69	$5.28	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$943.17	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$943.88	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$943.60	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2060 Fund
Class A
Actual	$1,000.00	$943.10	$4.07	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$940.80	$7.73	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$943.40	$5.29	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$946.20	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$946.16	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$944.07	$3.53	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

28	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Diversified Fixed Income Portfolio	$342,762,254
Wells Fargo Diversified Stock Portfolio	96,346,587
Wells Fargo Short-Term Investment Portfolio	209,118,883

Total Investment Companies (Cost $620,473,122)	648,227,724

Total investments in securities (Cost $620,473,122) *	100.22%	648,227,724
Other assets and liabilities, net	(0.22)	(1,394,764)

Total net assets	100.00%	$646,832,960

*	Cost for federal income tax purposes is $622,025,237 and unrealized gains (losses) consists of:
	Gross unrealized gains	$26,202,487
	Gross unrealized losses	0

	Net unrealized gains	$26,202,487

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Diversified Fixed Income Portfolio	$252,548,916
Wells Fargo Diversified Stock Portfolio	73,112,204
Wells Fargo Short-Term Investment Portfolio	109,409,548

Total Investment Companies (Cost $392,454,793)	435,070,668

Total investments in securities (Cost $392,454,793) *	100.72%	435,070,668
Other assets and liabilities, net	(0.72)	(3,100,572)

Total net assets	100.00%	$431,970,096

*	Cost for federal income tax purposes is $401,540,774 and unrealized gains (losses) consists of:
	Gross unrealized gains	$33,529,894
	Gross unrealized losses	0

	Net unrealized gains	$33,529,894

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	29

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.34%

Affiliated Master Portfolios: 100.34%
Wells Fargo Diversified Fixed Income Portfolio	$509,491,247
Wells Fargo Diversified Stock Portfolio	157,168,577
Wells Fargo Short-Term Investment Portfolio	27,435,627

Total Investment Companies (Cost $638,217,156)	694,095,451

Total investments in securities (Cost $638,217,156) *	100.34%	694,095,451
Other assets and liabilities, net	(0.34)	(2,374,389)

Total net assets	100.00%	$691,721,062

*	Cost for federal income tax purposes is $639,482,787 and unrealized gains (losses) consists of:
	Gross unrealized gains	$54,612,664
	Gross unrealized losses	0

	Net unrealized gains	$54,612,664

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Diversified Fixed Income Portfolio	$1,478,020,214
Wells Fargo Diversified Stock Portfolio	731,596,615
Wells Fargo Short-Term Investment Portfolio	91,082,627

Total Investment Companies (Cost $2,099,386,320)	2,300,699,456

Total investments in securities (Cost $2,099,386,320) *	100.52%	2,300,699,456
Other assets and liabilities, net	(0.52)	(11,980,903)

Total net assets	100.00%	$2,288,718,553

*	Cost for federal income tax purposes is $2,117,905,419 and unrealized gains (losses) consists of:
	Gross unrealized gains	$182,794,037
	Gross unrealized losses	0

	Net unrealized gains	$182,794,037

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.17%

Affiliated Master Portfolios: 100.17%
Wells Fargo Diversified Fixed Income Portfolio	$1,107,127,805
Wells Fargo Diversified Stock Portfolio	979,462,311
Wells Fargo Short-Term Investment Portfolio	88,409,800

Total Investment Companies (Cost $1,978,669,038)	2,174,999,916

Total investments in securities (Cost $1,978,669,038) *	100.17%	2,174,999,916
Other assets and liabilities, net	(0.17)	(3,656,577)

Total net assets	100.00%	$2,171,343,339

*	Cost for federal income tax purposes is $1,983,310,425 and unrealized gains (losses) consists of:
	Gross unrealized gains	$191,689,491
	Gross unrealized losses	0

	Net unrealized gains	$191,689,491

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.58%

Affiliated Master Portfolios: 100.58%
Wells Fargo Diversified Fixed Income Portfolio	$927,198,036
Wells Fargo Diversified Stock Portfolio	1,512,771,340
Wells Fargo Short-Term Investment Portfolio	104,916,543

Total Investment Companies (Cost $2,309,922,648)	2,544,885,919

Total investments in securities (Cost $2,309,922,648) *	100.58%	2,544,885,919
Other assets and liabilities, net	(0.58)	(14,621,418)

Total net assets	100.00%	$2,530,264,501

*	Cost for federal income tax purposes is $2,324,717,174 and unrealized gains (losses) consists of:
	Gross unrealized gains	$220,168,745
	Gross unrealized losses	0

	Net unrealized gains	$220,168,745

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	31

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Diversified Fixed Income Portfolio	$307,734,556
Wells Fargo Diversified Stock Portfolio	912,454,406
Wells Fargo Short-Term Investment Portfolio	50,655,487

Total Investment Companies (Cost $1,161,320,758)	1,270,844,449

Total investments in securities (Cost $1,161,320,758) *	100.13%	1,270,844,449
Other assets and liabilities, net	(0.13)	(1,660,724)

Total net assets	100.00%	$1,269,183,725

*	Cost for federal income tax purposes is $1,164,358,347 and unrealized gains (losses) consists of:
	Gross unrealized gains	$106,486,102
	Gross unrealized losses	0

	Net unrealized gains	$106,486,102

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.46%

Affiliated Master Portfolios: 100.46%
Wells Fargo Diversified Fixed Income Portfolio	$269,731,046
Wells Fargo Diversified Stock Portfolio	1,507,167,441
Wells Fargo Short-Term Investment Portfolio	73,892,623

Total Investment Companies (Cost $1,682,128,383)	1,850,791,110

Total investments in securities (Cost $1,682,128,383) *	100.46%	1,850,791,110
Other assets and liabilities, net	(0.46)	(8,407,659)

Total net assets	100.00%	$1,842,383,451

*	Cost for federal income tax purposes is $1,692,365,158 and unrealized gains (losses) consists of:
	Gross unrealized gains	$158,425,952
	Gross unrealized losses	0

	Net unrealized gains	$158,425,952

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 29, 2016

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Diversified Fixed Income Portfolio	$60,150,856
Wells Fargo Diversified Stock Portfolio	635,901,818
Wells Fargo Short-Term Investment Portfolio	28,977,517

Total Investment Companies (Cost $675,030,435)	725,030,191

Total investments in securities (Cost $675,030,435) *	100.13%	725,030,191
Other assets and liabilities, net	(0.13)	(964,602)

Total net assets	100.00%	$724,065,589

*	Cost for federal income tax purposes is $676,517,222 and unrealized gains (losses) consists of:
	Gross unrealized gains	$48,512,969
	Gross unrealized losses	0

	Net unrealized gains	$48,512,969

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Diversified Fixed Income Portfolio	$76,878,562
Wells Fargo Diversified Stock Portfolio	1,147,159,838
Wells Fargo Short-Term Investment Portfolio	50,978,555

Total Investment Companies (Cost $1,184,447,211)	1,275,016,955

Total investments in securities (Cost $1,184,447,211) *	100.40%	1,275,016,955
Other assets and liabilities, net	(0.40)	(5,023,385)

Total net assets	100.00%	$1,269,993,570

*	Cost for federal income tax purposes is $1,188,657,315 and unrealized gains (losses) consists of:
	Gross unrealized gains	$86,359,640
	Gross unrealized losses	0

	Net unrealized gains	$86,359,640

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	33

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Diversified Fixed Income Portfolio	$12,815,415
Wells Fargo Diversified Stock Portfolio	191,308,668
Wells Fargo Short-Term Investment Portfolio	8,501,331

Total Investment Companies (Cost $212,431,120)	212,625,414

Total investments in securities (Cost $212,431,120) *	99.97%	212,625,414
Other assets and liabilities, net	0.03	60,029

Total net assets	100.00%	$212,685,443

*	Cost for federal income tax purposes is $211,944,692 and unrealized gains (losses) consists of:
	Gross unrealized gains	$680,722
	Gross unrealized losses	0

	Net unrealized gains	$680,722

TARGET 2060 FUND

Security name	Value

Investment Companies: 96.19%

Affiliated Master Portfolios: 96.19%
Wells Fargo Diversified Fixed Income Portfolio	$86,366
Wells Fargo Diversified Stock Portfolio	1,289,276
Wells Fargo Short-Term Investment Portfolio	57,293

Total Investment Companies (Cost $1,489,098)	1,432,935

Total investments in securities (Cost $1,489,098) *	96.19%	1,432,935
Other assets and liabilities, net	3.81	56,725

Total net assets	100.00%	$1,489,660

*	Cost for federal income tax purposes is $1,487,473 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(54,538)

	Net unrealized losses	$(54,538)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—February 29, 2016

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$648,227,724	$435,070,668	$694,095,451	$2,300,699,456
Receivable for Fund shares sold	674,175	3,375,940	333,064	2,507,489
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	44,018	26,640	50,468	53,613

Total assets	648,945,917	438,473,248	694,478,983	2,303,260,558

Liabilities
Payable for Fund shares redeemed	1,971,214	6,392,865	2,596,327	13,913,264
Management fee payable	48,117	33,676	64,404	259,778
Distribution fees payable	1,672	1,224	8	3,860
Administration fees payable	41,167	31,035	42,626	146,563
Shareholder report expenses payable	1,787	8,717	1,795	7,095
Professional fees payable	3,347	3,401	3,312	2,711
Accrued expenses and other liabilities	45,653	32,234	49,449	208,734

Total liabilities	2,112,957	6,503,152	2,757,921	14,542,005

Total net assets	$646,832,960	$431,970,096	$691,721,062	$2,288,718,553

NET ASSETS CONSIST OF
Paid-in capital	$620,064,060	$397,915,338	$635,712,663	$2,103,192,632
Undistributed (overdistributed) net investment income	(954,532)	(974,071)	(1,607,902)	(3,754,490)
Accumulated net realized gains (losses) on investments	(31,170)	(7,587,046)	1,738,006	(12,032,725)
Net unrealized gains (losses) on investments	27,754,602	42,615,875	55,878,295	201,313,136

Total net assets	$646,832,960	$431,970,096	$691,721,062	$2,288,718,553

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$66,656,349	$67,826,439	$74,806,516	$230,667,384
Shares outstanding – Class A1	6,400,373	5,532,493	7,579,225	16,255,258
Net asset value per share – Class A	$10.41	$12.26	$9.87	$14.19
Maximum offering price per share – Class A2	$11.05	$13.01	$10.47	$15.06
Net assets – Class B	$3,355	$30,854	N/A	$39,921
Shares outstanding – Class B1	310	2,483	N/A	2,815
Net asset value per share – Class B	$10.84	$12.43	N/A	$14.18
Net assets – Class C	$2,763,376	$1,983,898	N/A	$6,355,408
Shares outstanding – Class C1	260,056	159,771	N/A	450,861
Net asset value per share – Class C	$10.63	$12.42	N/A	$14.10
Net assets – Class R	$28,791	$51,740	$42,050	$409,466
Shares outstanding – Class R1	2,770	4,244	4,202	28,951
Net asset value per share – Class R	$10.39	$12.19	$10.01	$14.14
Net assets – Class R4	$271,674,154	$70,528,062	$127,502,670	$408,501,310
Share outstanding – Class R4[1]	25,508,822	5,696,106	12,869,298	28,284,275
Net asset value per share – Class R4	$10.65	$12.38	$9.91	$14.44
Net assets – Class R6	$243,819,598	$200,168,454	$367,041,008	$1,116,418,538
Shares outstanding – Class R6[1]	22,925,722	16,177,308	37,074,061	77,351,575
Net asset value per share – Class R6	$10.64	$12.37	$9.90	$14.43
Net assets – Administrator Class	$61,887,337	$91,380,649	$122,328,818	$526,326,526
Shares outstanding – Administrator Class[1]	5,822,334	7,377,463	12,207,134	36,553,566
Net asset value per share – Administrator Class	$10.63	$12.39	$10.02	$14.40

Investments in affiliated Master Portfolios, at cost	$620,473,122	$392,454,793	$638,217,156	$2,099,386,320

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,174,999,916	$2,544,885,919	$1,270,844,449	$1,850,791,110	$725,030,191	$1,275,016,955	$212,625,414	$1,432,935
1,033,171	3,634,464	1,197,003	3,220,532	709,427	2,002,549	309,925	11,346
0	0	0	0	0	0	0	15,507
57,892	43,090	58,901	35,554	50,454	46,865	30,794	37,926

2,176,090,979	2,548,563,473	1,272,100,353	1,854,047,196	725,790,072	1,277,066,369	212,966,133	1,497,714

4,251,666	17,632,703	2,592,903	11,171,741	1,551,638	6,786,742	251,830	0
245,950	298,281	156,811	223,636	81,960	138,272	10,910	0
164	2,952	14	2,845	6	525	8	117
112,721	152,867	74,898	113,156	41,926	61,263	8,412	120
1,536	1,596	1,890	3,456	1,143	8,513	18	6,207
2,819	2,643	3,479	2,878	3,318	2,264	823	573
132,784	207,930	86,633	146,033	44,492	75,220	8,689	1,037

4,747,640	18,298,972	2,916,628	11,663,745	1,724,483	7,072,799	280,690	8,054

$2,171,343,339	$2,530,264,501	$1,269,183,725	$1,842,383,451	$724,065,589	$1,269,993,570	$212,685,443	$1,489,660

$1,975,070,399	$2,304,304,066	$1,159,161,453	$1,678,119,118	$673,431,312	$1,179,805,832	$218,448,471	$1,625,525
(3,353,031)	(2,742,787)	(669,842)	(1,075,105)	142,148	(11,347)	506,259	2,283
3,295,093	(6,260,049)	1,168,423	(3,323,289)	492,373	(370,659)	(6,463,581)	(81,985)
196,330,878	234,963,271	109,523,691	168,662,727	49,999,756	90,569,744	194,294	(56,163)

$2,171,343,339	$2,530,264,501	$1,269,183,725	$1,842,383,451	$724,065,589	$1,269,993,570	$212,685,443	$1,489,660

$175,373,029	$227,928,190	$142,817,055	$202,038,342	$77,061,779	$58,748,939	$8,940,411	$100,287
17,943,138	15,022,128	14,439,433	12,071,048	7,649,941	6,115,293	773,209	11,339
$9.77	$15.17	$9.89	$16.74	$10.07	$9.61	$11.56	$8.84
$10.37	$16.10	$10.49	$17.76	$10.68	$10.20	$12.27	$9.38
N/A	$80,851	N/A	$88,382	N/A	N/A	N/A	N/A
N/A	5,409	N/A	5,534	N/A	N/A	N/A	N/A
N/A	$14.95	N/A	$15.97	N/A	N/A	N/A	N/A
N/A	$4,662,124	N/A	$4,621,015	N/A	$894,123	N/A	$173,020
N/A	315,203	N/A	294,127	N/A	93,378	N/A	19,443
N/A	$14.79	N/A	$15.71	N/A	$9.58	N/A	$8.90
$830,197	$852,624	$73,313	$289,387	$29,859	$32,297	$41,910	$89,290
84,823	56,315	7,368	17,339	2,931	3,353	3,660	10,106
$9.79	$15.14	$9.95	$16.69	$10.19	$9.63	$11.45	$8.84
$279,663,374	$513,863,555	$228,810,214	$385,259,305	$131,788,834	$219,157,395	$27,192,595	$194,741
28,524,433	33,402,561	23,096,993	22,536,380	13,029,595	22,724,972	2,345,448	21,719
$9.80	$15.38	$9.91	$17.09	$10.11	$9.64	$11.59	$8.97
$1,416,984,429	$1,284,323,550	$714,883,737	$929,672,458	$407,093,846	$806,152,347	$161,763,819	$573,193
144,632,744	83,571,633	72,164,814	54,395,712	40,322,093	83,634,006	13,976,037	64,031
$9.80	$15.37	$9.91	$17.09	$10.10	$9.64	$11.57	$8.95
$298,492,310	$498,553,607	$182,599,406	$320,414,562	$108,091,271	$185,008,469	$14,746,708	$359,129
30,383,973	32,426,684	18,372,637	18,775,045	10,638,496	19,243,048	1,275,061	40,386
$9.82	$15.37	$9.94	$17.07	$10.16	$9.61	$11.57	$8.89

$1,978,669,038	$2,309,922,648	$1,161,320,758	$1,682,128,383	$675,030,435	$1,184,447,211	$212,431,120	$1,489,098

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 29, 2016

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$9,748,955	$7,786,290	$13,986,310	$42,023,883
Dividends allocated from affiliated Master Portfolios**	2,201,482	1,891,632	3,914,952	18,270,549
Affiliated income allocated from affiliated Master Portfolios	80,325	59,466	121,251	388,364
Securities lending income allocated from affiliated Master Portfolios	67,382	57,399	118,923	547,097
Expenses allocated from affiliated Master Portfolios	(1,036,015)	(780,909)	(1,258,231)	(4,245,896)

Total investment income	11,062,129	9,013,878	16,883,205	56,983,997

Expenses
Management fee	1,640,702	1,222,345	1,841,054	5,938,979
Administration fees
Class A	73,467	90,718	65,807	270,815
Class B	10	48	N/A	169
Class C	7,309	5,096	N/A	12,847
Class R	63	118	109	1,195
Class R4	246,031	94,210	119,244	511,853
Class R6	72,492	59,469	118,043	342,158
Administrator Class	92,027	143,407	178,175	714,953
Investor Class	128,481 [1]	116,915 [1]	207,613 [1]	409,551 [1]
Shareholder servicing fees
Class A	84,475	102,881	77,888	309,680
Class B	11	57	N/A	181
Class C	8,029	5,578	N/A	14,187
Class R	69	130	121	1,279
Class R4	307,324	117,287	147,948	637,114
Administrator Class	195,452	305,723	377,092	1,500,815
Investor Class	100,376 [1]	91,340 [1]	162,197 [1]	319,962 [1]
Distribution fees
Class B	33	171	N/A	543
Class C	24,086	16,733	N/A	42,561
Class R	69	130	121	1,279
Custody and accounting fees	27,917	19,692	30,933	100,295
Professional fees	29,441	28,622	30,094	30,594
Registration fees	92,911	88,407	59,072	90,870
Shareholder report expenses	1,690	26,302	11,800	75,847
Trustees’ fees and expenses	10,494	9,859	9,497	11,096
Interest expense	11	49	43	147
Other fees and expenses	23,597	17,906	14,925	38,427

Total expenses	3,166,567	2,563,193	3,451,776	11,377,397
Less: Fee waivers and/or expense reimbursements	(931,537)	(653,024)	(845,296)	(1,952,900)

Net expenses	2,235,030	1,910,169	2,606,480	9,424,497

Net investment income	8,827,099	7,103,709	14,276,725	47,559,500

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolios	3,450,074	9,701,380	4,048,645	25,796,388
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(23,144,376)	(26,828,269)	(37,431,296)	(170,875,058)

Net realized and unrealized gains (losses) on investments	(19,694,302)	(17,126,889)	(33,382,651)	(145,078,670)

Net decrease in net assets resulting from operations	$(10,867,203)	$(10,023,180)	$(19,105,926)	$(97,519,170)

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$75,660	$62,018	$115,912	$348,505
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$101,213	$88,334	$182,494	$848,521

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 29, 2016	Wells Fargo Dow Jones Target Date Funds	37

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund[2]

$30,298,692	$27,251,537	$8,770,743	$8,087,545	$1,784,008	$2,480,574	$352,489	$1,436
22,153,754	35,389,570	20,797,273	36,288,110	14,616,166	26,829,917	3,759,682	13,115
348,220	383,614	181,832	253,343	96,320	167,528	27,938	188
663,282	1,053,345	617,027	1,068,121	431,674	789,739	112,062	414
(3,794,268)	(4,665,968)	(2,268,751)	(3,477,786)	(1,308,322)	(2,346,755)	(332,075)	(1,321)

49,669,680	59,412,098	28,098,124	42,219,333	15,619,846	27,921,003	3,920,096	13,832

5,288,608	6,465,019	3,183,264	4,824,917	1,859,964	3,278,679	471,582	1,683

159,947	267,885	132,399	323,831	74,889	50,640	10,823	140
N/A	232	N/A	242	N/A	N/A	N/A	N/A
N/A	11,213	N/A	12,263	N/A	1,909	N/A	183
2,128	1,755	99	536	69	70	80	132
257,590	618,038	217,896	469,524	125,360	259,098	23,926	76
441,293	380,758	217,555	278,668	124,225	250,199	44,403	87
391,886	685,136	248,021	455,392	147,342	253,874	17,023	312
486,878 [1]	434,461 [1]	409,369 [1]	279,423 [1]	232,095 [1]	139,082 [1]	19,266 [1]	N/A

189,436	306,717	156,830	363,418	88,457	59,741	12,527	167
N/A	254	N/A	265	N/A	N/A	N/A	N/A
N/A	12,343	N/A	13,443	N/A	2,115	N/A	218
2,329	1,967	111	609	76	77	89	158
320,085	769,525	270,389	584,624	155,439	322,943	29,700	95
820,999	1,438,398	520,369	956,340	308,768	531,848	34,700	599
380,374 [1]	339,423 [1]	319,820 [1]	218,299 [1]	181,325 [1]	108,658 [1]	15,052 [1]	N/A

N/A	762	N/A	795	N/A	N/A	N/A	N/A
N/A	37,030	N/A	40,330	N/A	6,345	N/A	653
2,329	1,967	111	609	76	77	89	158
90,123	109,397	52,657	81,464	31,427	54,595	9,275	932
28,614	29,594	29,036	29,452	30,703	28,649	33,528	24,069
70,781	129,090	64,532	132,608	80,304	115,625	84,580	67,481
58,864	71,785	44,008	67,156	35,737	60,922	10,269	10,166
11,102	10,497	10,067	8,859	8,913	17,519	18,676	9,796
149	173	82	65	18	16	1	0
25,014	52,764	26,066	44,629	17,443	28,631	16,223	2,335

9,028,529	12,176,183	5,902,681	9,187,761	3,502,630	5,571,312	851,812	119,440
(1,755,071)	(1,890,914)	(860,405)	(1,293,630)	(605,611)	(999,561)	(280,713)	(114,857)

7,273,458	10,285,269	5,042,276	7,894,131	2,897,019	4,571,751	571,099	4,583

42,396,222	49,126,829	23,055,848	34,325,202	12,722,827	23,349,252	3,348,997	9,249

31,965,590	47,166,634	26,916,539	46,674,645	16,623,481	29,896,358	(6,950,552)	(83,369)
(199,079,376)	(304,156,369)	(179,695,293)	(309,570,864)	(125,041,631)	(225,672,734)	(21,701,511)	(56,163)

(167,113,786)	(256,989,735)	(152,778,754)	(262,896,219)	(108,418,150)	(195,776,376)	(28,652,063)	(139,532)

$(124,717,564)	$(207,862,906)	$(129,722,906)	$(228,571,017)	$(95,695,323)	$(172,427,124)	$(25,303,066)	$(130,283)

$250,265	$224,379	$71,597	$65,052	$13,931	$19,023	$2,679	$10
$1,021,832	$1,635,366	$957,579	$1,678,117	$672,484	$1,236,951	$169,716	$438

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$8,827,099		$12,579,456
Net realized gains on investments			3,450,074		6,346,242
Net change in unrealized gains (losses) on investments			(23,144,376)		(1,840,701)

Net increase (decrease) in net assets resulting from operations			(10,867,203)		17,084,997

Distributions to shareholders from
Net investment income
Class A			(212,385)		(193,927)
Class B			0		(78)
Class C			0		(15,619)
Class R			(39)		(262)
Class R4			(1,986,228)		(5,322,411)
Class R6			(2,057,136)		(4,061,528)
Administrator Class			(295,420)		(1,449,242)
Investor Class			0 [1]		(795,078)
Net realized gains
Class A			(1,208,132)		(153,080)
Class B			(60)		(179)
Class C			(50,563)		(34,694)
Class R			(482)		(257)
Class R4			(4,742,418)		(3,250,286)
Class R6			(4,034,298)		(2,329,902)
Administrator Class			(1,109,624)		(1,015,397)
Investor Class			0 [1]		(666,758)

Total distributions to shareholders			(15,696,785)		(19,288,698)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	5,647,163		60,339,126	76,294	833,129
Class C	10,570		115,474	48,463	538,402
Class R	120		1,272	143	1,538
Class R4	3,730,527		40,609,285	4,754,596	53,006,154
Class R6	10,259,626		111,458,455	8,344,183	92,749,454
Administrator Class	1,204,150		13,090,822	2,005,642	22,261,985
Investor Class	414,797	[1]	4,533,435 [1]	1,651,999	18,300,793

			230,147,869		187,691,455

Reinvestment of distributions
Class A	135,261		1,409,363	31,062	334,626
Class B	5		60	23	257
Class C	4,686		49,810	4,421	48,723
Class R	50		521	48	519
Class R4	630,358		6,728,633	775,475	8,541,537
Class R6	563,932		6,009,114	572,847	6,301,510
Administrator Class	131,713		1,401,554	223,809	2,459,328
Investor Class	0	[1]	0 [1]	132,462	1,453,568

			15,599,055		19,140,068

Please see footnote on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	39

	Target Today Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(818,764)	$(8,571,490)	(279,921)	$(3,045,371)
Class B	(654)	(7,312)	(3,543)	(40,062)
Class C	(68,466)	(738,149)	(125,361)	(1,399,945)
Class R	(1)	(10)	0	0
Class R4	(9,414,225)	(102,232,762)	(8,052,045)	(89,790,655)
Class R6	(9,625,506)	(104,577,784)	(8,292,123)	(92,089,807)
Administrator Class	(4,542,886)	(49,322,402)	(3,756,108)	(41,651,307)
Investor Class	(6,369,254)[1]	(69,335,370)[1]	(2,420,301)	(26,777,449)

		(334,785,279)		(254,794,596)

Net decrease in net assets resulting from capital share transactions		(89,038,355)		(47,963,073)

Total decrease in net assets		(115,602,343)		(50,166,774)

Net assets
Beginning of period		762,435,303		812,602,077

End of period		$646,832,960		$762,435,303

Overdistributed net investment income		$(954,532)		$(313,818)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$7,103,709		$11,165,066
Net realized gains on investments			9,701,380		9,529,742
Net change in unrealized gains (losses) on investments			(26,828,269)		(4,512,446)

Net increase (decrease) in net assets resulting from operations			(10,023,180)		16,182,362

Distributions to shareholders from
Net investment income
Class A			(335,875)		(372,432)
Class B			(51)		(216)
Class C			0		(15,256)
Class R			(172)		(296)
Class R4			(788,009)		(2,694,729)
Class R6			(2,051,024)		(4,195,148)
Administrator Class			(586,950)		(2,682,826)
Investor Class			0 [1]		(775,365)
Net realized gains
Class A			(3,286,691)		(558,316)
Class B			(1,389)		(337)
Class C			(92,831)		(55,739)
Class R			(2,344)		(544)
Class R4			(4,072,646)		(3,102,924)
Class R6			(9,055,541)		(4,601,232)
Administrator Class			(4,393,823)		(3,552,844)
Investor Class			0 [1]		(1,234,798)

Total distributions to shareholders			(24,667,346)		(23,843,002)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	4,221,546		54,786,333	115,224	1,538,697
Class B	2,193		29,082	233	3,142
Class C	7,041		90,916	40,467	545,273
Class R	16		212	1,975	25,879
Class R4	1,712,102		22,327,468	2,640,225	35,515,055
Class R6	8,059,088		104,895,708	4,876,500	65,632,435
Administrator Class	1,374,739		17,794,276	2,134,780	28,689,998
Investor Class	308,626	[1]	4,041,703 [1]	1,046,657	14,058,094

			203,965,698		146,008,573

Reinvestment of distributions
Class A	291,606		3,586,673	69,322	910,162
Class B	116		1,440	41	550
Class C	7,012		87,152	5,162	68,661
Class R	206		2,516	64	840
Class R4	390,609		4,860,655	434,495	5,764,531
Class R6	878,628		10,935,710	653,875	8,672,700
Administrator Class	400,560		4,980,773	470,299	6,235,670
Investor Class	0	[1]	0 [1]	151,674	2,004,970

			24,454,919		23,658,084

Please see footnote on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	41

	Target 2010 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,013,261)	$(12,776,658)	(553,921)	$(7,389,135)
Class B	(682)	(9,045)	(8,169)	(110,644)
Class C	(62,410)	(820,797)	(55,775)	(755,424)
Class R	(1)	(17)	0	0
Class R4	(7,588,790)	(97,975,580)	(6,709,692)	(90,398,783)
Class R6	(6,669,142)	(86,398,389)	(9,626,934)	(128,714,718)
Administrator Class	(7,050,419)	(91,816,190)	(4,902,108)	(65,963,802)
Investor Class	(4,828,884)[1]	(63,153,213)[1]	(1,177,152)	(15,798,042)

		(352,949,889)		(309,130,548)

Net decrease in net assets resulting from capital share transactions		(124,529,272)		(139,463,891)

Total decrease in net assets		(159,219,798)		(147,124,531)

Net assets
Beginning of period		591,189,894		738,314,425

End of period		$431,970,096		$591,189,894

Overdistributed net investment income		$(974,071)		$(434,548)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$14,276,725		$16,340,925
Net realized gains on investments		4,048,645		11,085,269
Net change in unrealized gains (losses) on investments		(37,431,296)		910,797

Net increase (decrease) in net assets resulting from operations		(19,105,926)		28,336,991

Distributions to shareholders from
Net investment income
Class A		(20,228)		(7,261)
Class R		(329)		(274)
Class R4		(1,703,828)		(2,991,541)
Class R6		(4,784,541)		(7,786,763)
Administrator Class		(1,475,155)		(2,901,440)
Investor Class		(758,997)[1]		(1,424,728)
Net realized gains
Class A		(1,573,386)		(9,641)
Class R		(859)		(312)
Class R4		(2,323,259)		(2,088,489)
Class R6		(6,760,642)		(5,103,131)
Administrator Class		(2,256,193)		(2,314,961)
Investor Class		0 [1]		(1,311,117)

Total distributions to shareholders		(21,657,417)		(25,939,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,344,836	94,779,977	162,058	1,681,646
Class R	67	686	2,714	28,552
Class R4	2,312,239	23,537,215	4,387,585	45,737,459
Class R6	12,758,792	129,474,281	10,572,473	110,001,058
Administrator Class	1,888,382	19,442,817	2,999,551	31,585,482
Investor Class	908,576 [1]	9,440,796 [1]	4,221,952	44,493,095

		276,675,772		233,527,292

Reinvestment of distributions
Class A	160,134	1,584,498	1,126	11,607
Class R	117	1,188	56	586
Class R4	401,199	4,027,087	476,544	4,933,817
Class R6	1,109,939	11,115,010	1,221,987	12,630,860
Administrator Class	366,890	3,726,803	497,933	5,211,869
Investor Class	73,227 [1]	758,463 [1]	260,854	2,732,022

		21,213,049		25,520,761

Payment for shares redeemed
Class A	(2,112,945)	(20,902,388)	(7,974)	(83,464)
Class R	(708)	(6,979)	(575)	(6,033)
Class R4	(7,113,750)	(72,406,836)	(5,768,079)	(60,225,717)
Class R6	(17,178,318)	(174,145,663)	(13,518,452)	(140,547,212)
Administrator Class	(7,909,252)	(81,427,388)	(5,780,723)	(60,831,438)
Investor Class	(11,199,953)[1]	(115,605,930)[1]	(5,886,688)	(62,047,217)

		(464,495,184)		(323,741,081)

Net decrease in net assets resulting from capital share transactions		(166,606,363)		(64,693,028)

Total decrease in net assets		(207,369,706)		(62,295,695)

Net assets
Beginning of period		899,090,768		961,386,463

End of period		$691,721,062		$899,090,768

Undistributed (overdistributed) net investment income		$(1,607,902)		$456,613

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target 2020 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$47,559,500		$48,427,145
Net realized gains on investments			25,796,388		45,142,412
Net change in unrealized gains (losses) on investments			(170,875,058)		15,049,419

Net increase (decrease) in net assets resulting from operations			(97,519,170)		108,618,976

Distributions to shareholders from
Net investment income
Class A			(1,204,855)		(805,193)
Class B			(108)		(415)
Class C			(6,481)		(26,934)
Class R			(2,560)		(438)
Class R4			(6,107,482)		(12,118,889)
Class R6			(13,668,753)		(19,550,520)
Administrator Class			(5,002,528)		(10,022,105)
Investor Class			(494,020)[1]		(2,398,092)
Net realized gains
Class A			(6,049,652)		(1,074,379)
Class B			(1,139)		(2,266)
Class C			(138,075)		(89,158)
Class R			(10,129)		(670)
Class R4			(12,325,852)		(12,378,349)
Class R6			(27,705,228)		(18,703,305)
Administrator Class			(13,559,585)		(11,495,111)
Investor Class			0 [1]		(3,333,062)

Total distributions to shareholders			(86,276,447)		(91,998,886)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	13,749,128		204,800,204	332,964	5,068,995
Class B	0		0	1,217	18,882
Class C	186,108		2,690,829	109,454	1,654,845
Class R	1,560		22,804	47,212	711,108
Class R4	8,587,505		129,528,210	13,205,968	204,555,577
Class R6	25,570,337		385,301,666	22,727,943	351,507,165
Administrator Class	6,631,029		99,603,642	7,379,940	113,872,356
Investor Class	1,084,475	[1]	16,500,298 [1]	3,864,596	59,607,607

			838,447,653		736,996,535

Reinvestment of distributions
Class A	498,070		7,153,660	119,695	1,811,214
Class B	87		1,247	178	2,681
Class C	9,259		132,096	7,150	107,398
Class R	881		12,689	74	1,108
Class R4	1,252,971		18,433,334	1,564,995	24,113,004
Class R6	2,737,761		40,176,324	2,444,577	37,647,898
Administrator Class	1,267,785		18,559,644	1,400,855	21,514,123
Investor Class	32,029	[1]	494,020 [1]	372,720	5,713,646

			84,963,014		90,911,072

Please see footnote on page 44.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,245,750)	$(32,588,487)	(1,209,035)	$(18,370,974)
Class B	(4,357)	(63,797)	(10,029)	(152,201)
Class C	(107,814)	(1,567,416)	(98,646)	(1,489,341)
Class R	(22,506)	(336,340)	(65)	(988)
Class R4	(31,392,856)	(469,564,323)	(17,075,251)	(264,192,490)
Class R6	(22,890,031)	(342,653,004)	(22,438,223)	(345,508,507)
Administrator Class	(14,750,039)	(220,778,164)	(14,005,572)	(215,788,425)
Investor Class	(14,268,341)[1]	(215,721,640)[1]	(3,680,547)	(56,709,750)

		(1,283,273,171)		(902,212,676)

Net decrease in net assets resulting from capital share transactions		(359,862,504)		(74,305,069)

Total decrease in net assets		(543,658,121)		(57,684,979)

Net assets
Beginning of period		2,832,376,674		2,890,061,653

End of period		$2,288,718,553		$2,832,376,674

Overdistributed net investment income		$(3,754,490)		$(2,468,308)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2025 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$42,396,222		$39,901,505
Net realized gains on investments		31,965,590		47,430,933
Net change in unrealized gains (losses) on investments		(199,079,376)		26,867,519

Net increase (decrease) in net assets resulting from operations		(124,717,564)		114,199,957

Distributions to shareholders from
Net investment income
Class A		(42,829)		(28,073)
Class R		(5,968)		(261)
Class R4		(3,638,272)		(5,527,487)
Class R6		(18,652,274)		(24,228,949)
Administrator Class		(3,011,839)		(4,882,326)
Investor Class		(1,645,710)[1]		(2,773,040)
Net realized gains
Class A		(5,365,512)		(50,943)
Class R		(22,403)		(531)
Class R4		(7,078,806)		(6,791,913)
Class R6		(35,607,376)		(27,332,563)
Administrator Class		(7,606,102)		(6,990,413)
Investor Class		0 [1]		(4,598,742)

Total distributions to shareholders		(82,677,091)		(83,205,241)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	22,964,538	237,832,127	193,440	2,055,090
Class R	7,103	73,345	96,568	1,019,043
Class R4	7,138,606	74,121,001	12,369,706	131,672,935
Class R6	32,385,111	335,503,479	24,877,513	264,398,662
Administrator Class	5,348,130	55,738,366	5,487,009	58,546,886
Investor Class	3,079,689 [1]	32,431,424 [1]	8,898,622	94,618,438

		735,699,742		552,311,054

Reinvestment of distributions
Class A	537,272	5,363,185	5,987	63,100
Class R	2,814	28,371	75	792
Class R4	1,057,076	10,717,065	1,109,964	11,734,557
Class R6	5,206,467	52,679,324	4,812,369	50,835,459
Administrator Class	1,041,420	10,562,155	1,115,960	11,817,389
Investor Class	157,908 [1]	1,643,604 [1]	696,636	7,364,420

		80,993,704		81,815,717

Payment for shares redeemed
Class A	(5,857,457)	(57,909,133)	(31,254)	(332,561)
Class R	(21,481)	(219,125)	(2,864)	(30,440)
Class R4	(15,075,663)	(156,694,774)	(11,548,137)	(123,103,664)
Class R6	(31,284,459)	(321,990,675)	(24,655,559)	(261,874,834)
Administrator Class	(8,684,086)	(89,814,734)	(7,330,097)	(77,900,680)
Investor Class	(26,018,686)[1]	(271,321,720)[1]	(9,170,854)	(97,472,429)

		(897,950,161)		(560,714,608)

Net increase (decrease) in net assets resulting from capital share transactions		(81,256,715)		73,412,163

Total increase (decrease) in net assets		(288,651,370)		104,406,879

Net assets
Beginning of period		2,459,994,709		2,355,587,830

End of period		$2,171,343,339		$2,459,994,709

Overdistributed net investment income		$(3,353,031)		$(1,971,680)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$49,126,829		$45,711,630
Net realized gains on investments			47,166,634		62,882,063
Net change in unrealized gains (losses) on investments			(304,156,369)		58,066,749

Net increase (decrease) in net assets resulting from operations			(207,862,906)		166,660,442

Distributions to shareholders from
Net investment income
Class A			(672,323)		(677,442)
Class B			(317)		(185)
Class C			(14,221)		(22,094)
Class R			(5,538)		(326)
Class R4			(9,749,314)		(12,983,490)
Class R6			(17,248,094)		(18,844,775)
Administrator Class			(5,868,441)		(8,903,080)
Investor Class			(1,506,020)[1]		(2,348,244)
Net realized gains
Class A			(6,570,826)		(1,194,652)
Class B			(1,944)		(2,255)
Class C			(130,780)		(96,274)
Class R			(23,231)		(743)
Class R4			(17,160,046)		(17,426,491)
Class R6			(33,810,493)		(23,787,717)
Administrator Class			(14,132,103)		(13,435,518)
Investor Class			0 [1]		(4,383,229)

Total distributions to shareholders			(106,893,691)		(104,106,515)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	13,314,397		218,134,426	287,115	4,817,582
Class B	2,962		47,267	2,828	46,220
Class C	61,971		996,816	125,909	2,065,538
Class R	24,510		411,423	33,788	560,396
Class R4	11,129,367		184,411,020	15,077,292	256,115,112
Class R6	30,536,859		503,514,864	22,897,141	387,933,027
Administrator Class	7,079,870		117,060,125	7,619,354	129,264,505
Investor Class	1,082,861	[1]	18,302,900 [1]	3,392,493	57,420,934

			1,042,878,841		838,223,314

Reinvestment of distributions
Class A	451,373		7,108,240	107,203	1,789,136
Class B	141		2,195	144	2,360
Class C	8,955		137,782	6,950	113,052
Class R	1,822		28,769	64	1,069
Class R4	1,666,294		26,908,961	1,756,668	29,735,963
Class R6	3,085,435		49,653,407	2,487,695	42,066,542
Administrator Class	1,242,049		19,998,935	1,321,041	22,337,020
Investor Class	90,457	[1]	1,500,603 [1]	399,100	6,724,149

			105,338,892		102,769,291

Please see footnote on page 47.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2030 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,322,835)	$(36,890,791)	(766,381)	$(12,834,931)
Class B	(4,678)	(75,655)	(13,728)	(227,331)
Class C	(58,470)	(938,684)	(82,183)	(1,349,794)
Class R	(5,557)	(93,587)	0	0
Class R4	(31,558,785)	(514,470,177)	(15,224,651)	(258,025,158)
Class R6	(19,005,059)	(311,167,043)	(18,824,306)	(317,477,733)
Administrator Class	(13,317,134)	(219,101,625)	(12,267,461)	(208,120,743)
Investor Class	(13,797,898)[1]	(229,181,050)[1]	(3,179,985)	(53,799,875)

		(1,311,918,612)		(851,835,565)

Net increase (decrease) in net assets resulting from capital share transactions		(163,700,879)		89,157,040

Total increase (decrease) in net assets		(478,457,476)		151,710,967

Net assets
Beginning of period		3,008,721,977		2,857,011,010

End of period		$2,530,264,501		$3,008,721,977

Overdistributed net investment income		$(2,742,787)		$(2,140,510)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$23,055,848		$20,153,221
Net realized gains on investments		26,916,539		33,457,133
Net change in unrealized gains (losses) on investments		(179,695,293)		35,931,372

Net increase (decrease) in net assets resulting from operations		(129,722,906)		89,541,726

Distributions to shareholders from
Net investment income
Class A		(301,136)		(11,351)
Class R		(372)		(250)
Class R4		(3,545,457)		(4,552,684)
Class R6		(10,573,204)		(9,894,055)
Administrator Class		(2,304,817)		(3,059,865)
Investor Class		(1,435,192)[1]		(2,085,101)
Net realized gains
Class A		(4,979,880)		(29,087)
Class R		(1,055)		(656)
Class R4		(6,509,836)		(7,080,852)
Class R6		(19,919,240)		(14,319,031)
Administrator Class		(5,313,366)		(5,534,387)
Investor Class		0 [1]		(4,473,743)

Total distributions to shareholders		(54,883,555)		(51,041,062)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,552,591	201,310,133	114,832	1,280,174
Class R	4,089	42,241	545	6,020
Class R4	6,285,864	68,420,704	10,380,792	115,655,302
Class R6	27,717,560	300,793,731	18,863,675	209,442,897
Administrator Class	4,092,376	44,621,351	4,208,426	46,948,953
Investor Class	2,114,487 [1]	23,609,674 [1]	6,439,216	71,934,041

		638,797,834		445,267,387

Reinvestment of distributions
Class A	505,796	5,237,691	2,870	31,736
Class R	136	1,427	81	906
Class R4	954,353	10,055,293	989,874	10,971,113
Class R6	2,798,657	29,409,827	2,147,916	23,805,055
Administrator Class	722,417	7,618,183	773,417	8,594,252
Investor Class	129,844 [1]	1,431,195 [1]	586,245	6,537,377

		53,753,616		49,940,439

Payment for shares redeemed
Class A	(4,767,137)	(48,289,542)	(17,838)	(196,024)
Class R	(47)	(487)	0	0
Class R4	(13,188,251)	(143,959,697)	(9,317,000)	(103,785,972)
Class R6	(17,913,876)	(192,666,848)	(13,191,769)	(146,573,687)
Administrator Class	(6,437,073)	(69,772,390)	(6,348,959)	(70,757,422)
Investor Class	(20,176,529)[1]	(221,695,444)[1]	(6,547,622)	(73,361,779)

		(676,384,408)		(394,674,884)

Net increase in net assets resulting from capital share transactions		16,167,042		100,532,942

Total increase (decrease) in net assets		(168,439,419)		139,033,606

Net assets
Beginning of period		1,437,623,144		1,298,589,538

End of period		$1,269,183,725		$1,437,623,144

Overdistributed net investment income		$(669,842)		$(621,049)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2040 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$34,325,202		$30,763,554
Net realized gains on investments			46,674,645		55,045,410
Net change in unrealized gains (losses) on investments			(309,570,864)		66,613,709

Net increase (decrease) in net assets resulting from operations			(228,571,017)		152,422,673

Distributions to shareholders from
Net investment income
Class A			(1,363,872)		(1,200,968)
Class B			(427)		(162)
Class C			(21,203)		(27,146)
Class R			(2,485)		(317)
Class R4			(8,186,005)		(9,396,375)
Class R6			(14,332,859)		(12,820,610)
Administrator Class			(4,465,866)		(5,636,830)
Investor Class			(1,006,626)[1]		(1,387,777)
Net realized gains
Class A			(6,639,292)		(2,598,504)
Class B			(3,025)		(2,154)
Class C			(155,995)		(142,159)
Class R			(8,919)		(1,094)
Class R4			(15,183,244)		(15,496,021)
Class R6			(27,150,983)		(19,650,977)
Administrator Class			(10,413,294)		(10,548,319)
Investor Class			0 [1]		(3,215,848)

Total distributions to shareholders			(88,934,095)		(82,125,261)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	7,832,531		145,840,814	248,238	4,727,578
Class B	3,929		71,579	4,390	79,100
Class C	37,287		657,846	70,624	1,271,545
Class R	10,378		197,802	5,447	103,428
Class R4	8,084,530		153,528,934	10,396,030	202,679,270
Class R6	22,577,979		425,406,090	17,044,949	331,812,232
Administrator Class	4,962,945		93,999,139	5,460,838	106,401,212
Investor Class	818,800	[1]	16,002,580 [1]	2,322,122	45,117,301

			835,704,784		692,191,666

Reinvestment of distributions
Class A	441,267		7,850,956	193,344	3,685,810
Class B	203		3,449	127	2,310
Class C	10,060		168,164	9,061	162,266
Class R	640		11,404	74	1,411
Class R4	1,271,924		23,369,182	1,230,631	23,951,901
Class R6	2,211,178		40,536,041	1,653,217	32,175,865
Administrator Class	813,092		14,878,081	833,285	16,184,178
Investor Class	52,301	[1]	1,003,724 [1]	237,509	4,600,208

			87,821,001		80,763,949

Please see footnote on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,932,220)	$(34,985,826)	(755,113)	$(14,385,005)
Class B	(3,253)	(58,388)	(18,915)	(345,883)
Class C	(65,920)	(1,132,401)	(36,652)	(660,629)
Class R	(720)	(13,176)	0	0
Class R4	(20,889,265)	(387,340,331)	(10,508,338)	(204,163,089)
Class R6	(14,202,963)	(266,513,595)	(12,495,518)	(242,417,640)
Administrator Class	(8,504,025)	(159,988,208)	(8,299,886)	(161,699,797)
Investor Class	(7,811,715)[1]	(148,868,103)[1]	(1,854,197)	(36,094,967)

		(998,900,028)		(659,767,010)

Net increase (decrease) in net assets resulting from capital share transactions		(75,374,243)		113,188,605

Total increase (decrease) in net assets		(392,879,355)		183,486,017

Net assets
Beginning of period		2,235,262,806		2,051,776,789

End of period		$1,842,383,451		$2,235,262,806

Overdistributed net investment income		$(1,075,105)		$(1,287,193)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2045 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$12,722,827		$10,576,686
Net realized gains on investments		16,623,481		19,864,670
Net change in unrealized gains (losses) on investments		(125,041,631)		26,681,722

Net increase (decrease) in net assets resulting from operations		(95,695,323)		57,123,078

Distributions to shareholders from
Net investment income
Class A		(268,832)		(4,751)
Class R		(252)		(247)
Class R4		(2,188,948)		(2,617,228)
Class R6		(6,523,660)		(5,166,673)
Administrator Class		(1,492,836)		(1,635,865)
Investor Class		(837,020)[1]		(1,132,164)
Net realized gains
Class A		(2,771,190)		(13,358)
Class R		(817)		(703)
Class R4		(3,688,268)		(4,476,964)
Class R6		(11,238,044)		(8,195,905)
Administrator Class		(3,155,252)		(3,243,944)
Investor Class		0 [1]		(2,649,359)

Total distributions to shareholders		(32,165,119)		(29,137,161)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,643,641	119,886,949	58,029	672,191
Class R	251	2,795	0	0
Class R4	4,571,380	52,006,760	6,501,870	75,580,382
Class R6	20,456,922	230,687,584	13,810,098	159,727,329
Administrator Class	3,086,451	35,108,254	2,816,193	32,835,072
Investor Class	1,568,639 [1]	18,347,423 [1]	4,019,390	46,841,917

		456,039,765		315,656,891

Reinvestment of distributions
Class A	282,891	3,027,399	1,189	13,695
Class R	98	1,069	82	950
Class R4	536,817	5,877,216	582,555	6,736,071
Class R6	1,585,167	17,267,672	1,145,292	13,219,684
Administrator Class	423,857	4,648,064	420,200	4,879,809
Investor Class	72,282 [1]	836,392 [1]	324,494	3,780,828

		31,657,812		28,631,037

Payment for shares redeemed
Class A	(3,343,560)	(35,251,201)	(6,857)	(78,742)
Class R	(2)	(18)	0	0
Class R4	(8,821,123)	(101,240,476)	(5,573,386)	(64,551,943)
Class R6	(12,660,032)	(140,410,371)	(9,472,525)	(109,431,742)
Administrator Class	(3,775,671)	(42,382,911)	(3,325,706)	(38,732,067)
Investor Class	(11,149,642)[1]	(127,553,030)[1]	(4,417,063)	(51,650,841)

		(446,838,007)		(264,445,335)

Net increase in net assets resulting from capital share transactions		40,859,570		79,842,593

Total increase (decrease) in net assets		(87,000,872)		107,828,510

Net assets
Beginning of period		811,066,461		703,237,951

End of period		$724,065,589		$811,066,461

Undistributed (overdistributed) net investment income		$142,148		$(136,048)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 29, 2016			Year ended February 28, 2015

Operations
Net investment income			$23,349,252		$19,808,520
Net realized gains on investments			29,896,358		35,317,428
Net change in unrealized gains (losses) on investments			(225,672,734)		50,315,014

Net increase (decrease) in net assets resulting from operations			(172,427,124)		105,440,962

Distributions to shareholders from
Net investment income
Class A			(186,145)		(15,095)
Class C			(3,126)		(2,499)
Class R			(272)		(245)
Class R4			(4,725,511)		(4,752,783)
Class R6			(13,225,354)		(11,612,453)
Administrator Class			(2,626,389)		(2,763,125)
Investor Class			(513,873)[1]		(638,678)
Net realized gains
Class A			(1,825,085)		(37,156)
Class C			(22,958)		(11,600)
Class R			(847)		(701)
Class R4			(7,749,938)		(8,141,008)
Class R6			(21,991,674)		(17,983,426)
Administrator Class			(5,482,713)		(5,450,426)
Investor Class			0 [1]		(1,515,960)

Total distributions to shareholders			(58,353,885)		(52,925,155)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	6,951,910		74,657,726	145,308	1,612,319
Class C	50,243		530,074	54,216	596,455
Class R	521		5,371	0	0
Class R4	11,348,069		122,406,849	12,897,710	143,215,243
Class R6	33,537,208		360,894,394	22,630,728	250,814,920
Administrator Class	7,641,132		82,336,166	7,797,521	86,417,872
Investor Class	895,669	[1]	9,981,111 [1]	1,824,093	20,266,596

			650,811,691		502,923,405

Reinvestment of distributions
Class A	196,059		2,006,262	4,290	47,332
Class C	2,416		24,807	1,193	13,102
Class R	108		1,119	85	946
Class R4	1,191,982		12,475,449	1,111,045	12,310,941
Class R6	3,298,611		34,453,143	2,638,935	29,242,116
Administrator Class	779,371		8,109,102	743,580	8,213,551
Investor Class	46,705	[1]	513,287 [1]	194,356	2,151,939

			57,583,169		51,979,927

Please see footnote on page 53.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2050 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,176,375)	$(11,926,737)	(25,107)	$(274,134)
Class C	(24,531)	(253,785)	(5,104)	(56,689)
Class R	(2)	(29)	0	0
Class R4	(21,529,377)	(225,930,036)	(10,346,898)	(114,627,049)
Class R6	(25,162,016)	(272,468,982)	(16,661,031)	(184,525,342)
Administrator Class	(9,136,641)	(97,702,104)	(7,098,101)	(78,782,008)
Investor Class	(6,875,405)[1]	(74,811,494)[1]	(1,432,520)	(15,910,898)

		(683,093,167)		(394,176,120)

Net increase in net assets resulting from capital share transactions		25,301,693		160,727,212

Total increase (decrease) in net assets		(205,479,316)		213,243,019

Net assets
Beginning of period		1,475,472,886		1,262,229,867

End of period		$1,269,993,570		$1,475,472,886

Overdistributed net investment income		$(11,347)		$(456,364)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 29, 2016		Year ended February 28, 2015

Operations
Net investment income		$3,348,997		$2,092,298
Net realized gains (losses) on investments		(6,950,552)		1,827,847
Net change in unrealized gains (losses) on investments		(21,701,511)		8,032,555

Net increase (decrease) in net assets resulting from operations		(25,303,066)		11,952,700

Distributions to shareholders from
Net investment income
Class A		(29,658)		(3,680)
Class R		(252)		(244)
Class R4		(378,682)		(381,201)
Class R6		(2,072,829)		(1,475,369)
Administrator Class		(152,082)		(115,825)
Investor Class		(72,053)[1]		(61,709)
Net realized gains
Class A		(24,092)		(4,743)
Class R		(86)		(331)
Class R4		(55,238)		(350,837)
Class R6		(319,151)		(1,205,150)
Administrator Class		(31,756)		(119,197)
Investor Class		0 [1]		(77,700)

Total distributions to shareholders		(3,135,879)		(3,795,986)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,100,577	13,865,874	41,587	533,025
Class R	1,468	17,944	0	0
Class R4	1,763,543	22,488,266	1,799,626	23,161,343
Class R6	9,869,147	124,299,082	6,966,588	89,250,267
Administrator Class	1,127,506	14,089,884	649,960	8,349,507
Investor Class	320,954 [1]	4,145,234 [1]	522,230	6,640,366

		178,906,284		127,934,508

Reinvestment of distributions
Class A	4,195	51,885	538	6,935
Class R	27	338	45	575
Class R4	34,201	433,920	51,913	669,728
Class R6	171,963	2,165,166	197,157	2,538,592
Administrator Class	14,584	183,838	18,254	235,022
Investor Class	5,667 [1]	71,987 [1]	10,910	139,268

		2,907,134		3,590,120

Payment for shares redeemed
Class A	(374,104)	(4,453,123)	(4,791)	(61,175)
Class R	(191)	(2,112)	0	0
Class R4	(1,979,482)	(25,237,910)	(951,781)	(12,223,183)
Class R6	(5,605,399)	(70,687,587)	(3,515,646)	(45,157,906)
Administrator Class	(807,536)	(10,091,281)	(398,012)	(5,101,595)
Investor Class	(938,655)[1]	(11,838,163)[1]	(250,946)	(3,221,784)

		(122,310,176)		(65,765,643)

Net increase in net assets resulting from capital share transactions		59,503,242		65,758,985

Total increase in net assets		31,064,297		73,915,699

Net assets
Beginning of period		181,621,146		107,705,447

End of period		$212,685,443		$181,621,146

Undistributed net investment income		$506,259		$103,574

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2060 Fund
	Year ended February 29, 2016[1]

Operations
Net investment income		$9,249
Net realized losses on investments		(83,369)
Net change in unrealized gains (losses) on investments		(56,163)

Net decrease in net assets resulting from operations		(130,283)

Distributions to shareholders from
Net investment income
Class A		(1,105)
Class R		(981)
Class R6		(1,057)
Administrator Class		(2,524)

Total distributions to shareholders		(5,667)

Capital share transactions	Shares
Proceeds from shares sold
Class A	11,519	113,979
Class C	19,544	190,494
Class R	10,000	100,000
Class R4	39,373	372,597
Class R6	64,296	622,396
Administrator Class	58,746	570,470

		1,969,936

Reinvestment of distributions
Class A	120	1,105
Class R	106	981
Class R6	113	1,057
Administrator Class	272	2,524

		5,667

Payment for shares redeemed
Class A	(300)	(2,643)
Class C	(101)	(947)
Class R4	(17,654)	(166,114)
Class R6	(378)	(3,576)
Administrator Class	(18,632)	(176,713)

		(349,993)

Net increase in net assets resulting from capital share transactions		1,625,610

Total increase in net assets		1,489,660

Net assets
Beginning of period		0

End of period		$1,489,660

Undistributed net investment income		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Class B
Year ended February 29, 2016	$11.29	0.02	[4]	(0.29)	0.00	(0.18)	$10.84
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Class C
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Class R
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Administrator Class
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822

0.21%	1.56%	1.52%	(2.39)%	36%	$3
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242

0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100

0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645

1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Class B
Year ended February 29, 2016	$13.38	0.04	[4]	(0.39)	(0.02)	(0.58)	$12.43
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Class C
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Class R
Year ended February 29, 2016	$13.11	0.11		(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Administrator Class
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691

0.34%	1.59%	1.53%	(2.61)%	36%	$31
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748

0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323

0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343

1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.93%	0.83%	5.25%	43%	$190,863

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Administrator Class
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453

1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Class B
Year ended February 29, 2016	$15.25	0.11	[4]	(0.80)	(0.02)	(0.36)	$14.18
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Class C
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Class R
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Administrator Class
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955

0.74%	1.63%	1.58%	(4.55)%	34%	$40
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048

0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600

1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045

1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)	$9.71
Administrator Class
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)	$9.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120

1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Class B
Year ended February 29, 2016	$16.75	0.10	[4]	(1.42)	(0.05)	(0.43)	$14.95
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Class C
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Class R
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Administrator Class
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087

0.65%	1.62%	1.59%	(8.03)%	30%	$81
0.53%	1.70%	1.62%	4.64%	26%	$117
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872

0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120

1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729

1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Administrator Class
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784

1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Class B
Year ended February 29, 2016	$18.68	0.09	[4]	(2.19)	(0.07)	(0.54)	$15.97
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Class C
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Class R
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Administrator Class
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841

0.54%	1.63%	1.60%	(11.41)%	27%	$88
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564

0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623

0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499

1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Administrator Class
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067

1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Administrator Class
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308

1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 29, 2016	$13.28	0.14	[5]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72	(0.04)	0.00	$10.90
Class R
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00 [9]	0.00	0.00	$10.06

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended February 29, 2016[4]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Year ended February 29, 2016[4]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Year ended February 29, 2016[4]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Year ended February 29, 2016[4]	$10.00	0.08	[5]	(1.11)	0.00	$8.97
Class R6
Year ended February 29, 2016[4]	$10.00	0.09	[5]	(1.12)	(0.02)	$8.95
Administrator Class
Year ended February 29, 2016[4]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from June 30, 2015 (commencement of class operations) to February 29, 2016

[5]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.21%	15.14%	1.58%	(11.00)%	26%	$173

0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), the Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), the Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), the Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and the Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 29, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 29, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Diversified Fixed Income Portfolio	6%	5%	10%	28%	21%	17%	6%	5%	1%	1%	0	%*	0	%*
Wells Fargo Diversified Stock Portfolio	1	1	2	9	12	19	12	19	8	15	2		0	*
Wells Fargo Short-Term Investment Portfolio	25	13	3	11	11	12	6	9	3	6	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	81

doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 29, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$(375,244)	$(4,916,605)	$5,291,849
Target 2010 Fund	(92,900)	(3,881,151)	3,974,051
Target 2015 Fund	(179,975)	(7,598,162)	7,778,137
Target 2020 Fund	(549,953)	(22,358,895)	22,908,848
Target 2025 Fund	(378,702)	(16,780,681)	17,159,383
Target 2030 Fund	(323,517)	(14,664,838)	14,988,355
Target 2035 Fund	(93,006)	(4,944,463)	5,037,469
Target 2040 Fund	(70,040)	(4,733,771)	4,803,811
Target 2045 Fund	(9,643)	(1,133,083)	1,142,726
Target 2050 Fund	(7,529)	(1,623,565)	1,631,094
Target 2055 Fund	(2,488)	(240,756)	243,244
Target 2060 Fund	(85)	(1,299)	1,384

As of February 29, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$244,295	$0
Target 2060 Fund	14,099	24,669

82	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

At February 29, 2016, current year deferred post-October capital losses and qualified late-year ordinary losses which will both be recognized on the first day of the following fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$706,386
Target 2010 Fund	0	0	592,599
Target 2015 Fund	0	0	1,163,269
Target 2020 Fund	0	0	1,811,667
Target 2025 Fund	0	0	1,217,250
Target 2030 Fund	0	0	207,630
Target 2055 Fund	2,993,109	3,714,064	0
Target 2060 Fund	19,939	24,169	0

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of February 29, 2016, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At February 29, 2016, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At February 29, 2016, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$648,227,724
Target 2010 Fund	435,070,668
Target 2015 Fund	694,095,451
Target 2020 Fund	2,300,699,456
Target 2025 Fund	2,174,999,916
Target 2030 Fund	2,544,885,919
Target 2035 Fund	1,270,844,449
Target 2040 Fund	1,850,791,110
Target 2045 Fund	725,030,191
Target 2050 Fund	1,275,016,955
Target 2055 Fund	212,625,414
Target 2060 Fund	1,432,935

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	83

for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.17% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended February 29, 2016 have been included in management fee on the Statements of Operations.

For the year ended February 29, 2016, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
Target Today Fund	0.23%
Target 2010 Fund	0.24
Target 2015 Fund	0.23
Target 2020 Fund	0.23
Target 2025 Fund	0.23
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.23
Target 2045 Fund	0.23
Target 2050 Fund	0.23
Target 2055 Fund	0.23
Target 2060 Fund	0.20

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C, Class R	0.21%	0.26%
Class R4	0.08	0.08
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Investor Class	0.32	0.32

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to July 1, 2015, the expense caps for the following classes were as follows:

	Class A	Class B	Class C	Class R
Target Today Fund	0.81%	1.56%	1.56%	1.06%
Target 2010 Fund	0.83	1.58	1.58	1.08
Target 2015 Fund	0.84	N/A	N/A	1.09
Target 2020 Fund	0.86	1.61	1.61	1.11
Target 2025 Fund	0.86	N/A	N/A	1.11
Target 2030 Fund	0.87	1.62	1.62	1.12
Target 2035 Fund	0.88	N/A	N/A	1.13
Target 2040 Fund	0.88	1.63	1.63	1.13
Target 2045 Fund	0.88	N/A	N/A	1.13
Target 2050 Fund	0.88	N/A	1.63	1.13
Target 2055 Fund	0.88	N/A	N/A	1.13

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	85

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 29, 2016, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$149	$0
Target 2010 Fund	511	0
Target 2015 Fund	14	N/A
Target 2020 Fund	2,338	0
Target 2025 Fund	1,933	N/A
Target 2030 Fund	4,599	41
Target 2035 Fund	3,253	N/A
Target 2040 Fund	4,421	196
Target 2045 Fund	1,147	N/A
Target 2050 Fund	1,594	136
Target 2055 Fund	603	N/A
Target 2060 Fund	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 29, 2016 were as follows:

	Purchases at cost*				Sales proceeds*
	U.S. Government		Non-U.S. Government		U.S. Government		Non-U.S. Government
Target Today Fund	$110,583,232		$62,271,158		$118,187,814		$85,082,541
Target 2010 Fund	81,478,269		46,462,987		87,081,363		63,300,829
Target 2015 Fund	164,373,959		96,381,889		175,677,620		130,488,510
Target 2020 Fund	476,844,372		355,057,244		509,635,984		457,933,153
Target 2025 Fund	357,185,685		384,062,471		381,748,614		467,279,554
Target 2030 Fund	299,136,075		511,202,867		319,707,050		590,777,243
Target 2035 Fund	99,282,466		281,998,849		106,109,918		314,265,254
Target 2040 Fund	87,021,632		440,811,675		93,005,931		479,187,740
Target 2045 Fund	19,406,092		180,367,394		20,740,610		193,203,436
Target 2050 Fund	24,802,847		322,067,832		26,508,488		343,245,570
Target 2055 Fund	4,134,557		53,709,794		4,418,882		57,241,208
Target 2060 Fund	27,864	**	361,963	**	29,780	**	385,762	**

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

**	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.175% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $25,000,000 with an annual commitment fee of 0.15%. During the year ended February 29, 2016, the Funds had borrowings under the agreement. The amounts, including the related interest and fees, were not material to the Funds.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 were as follows:

	Ordinary income			Long-term capital gain
	2016		2015	2016		2015
Target Today Fund	$5,627,893		$13,442,093	$10,068,892		$5,846,605
Target 2010 Fund	6,584,589		13,587,290	18,082,757		10,255,712
Target 2015 Fund	9,737,982		16,719,969	11,919,435		9,219,689
Target 2020 Fund	30,256,877		53,048,503	56,019,570		38,950,383
Target 2025 Fund	29,655,061		44,319,606	53,022,030		38,885,635
Target 2030 Fund	38,149,521		52,839,301	68,744,170		51,267,214
Target 2035 Fund	19,585,081		24,057,513	35,298,474		26,983,549
Target 2040 Fund	31,558,443		37,884,292	57,375,652		44,240,969
Target 2045 Fund	12,062,951		13,204,783	20,102,168		15,932,378
Target 2050 Fund	22,588,997		24,554,555	35,764,888		28,370,600
Target 2055 Fund	2,738,996		2,298,580	396,883		1,497,406
Target 2060 Fund	5,667	*	N/A	0	*	N/A

*	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

As of February 29, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Late-year ordinary losses deferred	Post-October capital losses deferred	Capital loss carryforward
Target Today Fund	$132,884	$1,139,915	$26,202,487	$(706,386)	$0	$0
Target 2010 Fund	216,450	901,013	33,529,894	(592,599)	0	0
Target 2015 Fund	0	2,559,004	54,612,664	(1,163,269)	0	0
Target 2020 Fund	0	4,543,551	182,794,037	(1,811,667)	0	0
Target 2025 Fund	0	5,800,699	191,689,491	(1,217,250)	0	0
Target 2030 Fund	0	5,999,320	220,168,745	(207,630)	0	0
Target 2035 Fund	542,248	2,993,922	106,486,102	0	0	0
Target 2040 Fund	1,510,655	4,327,726	158,425,952	0	0	0
Target 2045 Fund	757,346	1,363,962	48,512,969	0	0	0
Target 2050 Fund	1,485,797	2,342,301	86,359,640	0	0	0
Target 2055 Fund	507,718	0	680,722	0	(6,707,173)	(244,295)
Target 2060 Fund	1,549	0	(54,538)	0	(44,108)	(38,768)

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	87

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 24, 2016, the Funds declared distributions from net investment income to shareholders of record on March 23, 2016. The per share amounts payable on March 28, 2016 were as follows:

Net investment income	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.01183	$0.02041	$0.02110	$0.03807
Class C	N/A	N/A	0.00696	N/A
Class R	0.00634	0.01581	0.01728	0.03484
Class R4	0.01868	0.02710	0.02664	0.04588
Class R6	0.02163	0.03009	0.02965	0.04918
Administrator Class	0.01472	0.02306	0.02300	0.04163

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

88	Wells Fargo Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, and the Wells Fargo Dow Jones Target 2055 Fund (formerly known as the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and Wells Fargo Advantage Dow Jones Target 2055 Fund, respectively), and Wells Fargo Dow Jones Target 2060 Fund, twelve of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 29, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 29, 2016, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 29, 2016, the results of their operations for the year or period then ended, changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 27, 2016

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.23%
FHLB	0.88-6.00%	5-24-2017 to 11-1-2043	$99,835,070	$105,247,319	1.97%
FHLMC	0.75-6.75	12-1-2016 to 3-14-2046	262,295,452	279,489,715	5.23
FHLMC	3.00	8-1-2045	12,220,330	12,516,380	0.23
FNMA	0.00-7.25	6-1-2016 to 3-14-2046	547,077,396	580,720,148	10.88
FNMA	3.50	1-1-2045	16,044,597	16,824,900	0.31
FNMA	3.50	5-1-2045	11,345,714	11,897,494	0.22
FNMA %%	3.50	3-14-2046	16,000,000	16,765,312	0.31
FNMA	4.00	9-1-2044	11,144,029	11,898,895	0.22
GNMA	3.00-7.00	11-15-2023 to 6-20-2045	259,873,943	278,073,889	5.20
GNMA	3.50	4-20-2043	13,593,161	14,394,391	0.27
GNMA	3.50	10-20-2044	11,696,094	12,384,741	0.23
GNMA	3.50	4-20-2045	15,223,404	16,115,548	0.30
GNMA	3.50	6-20-2045	11,412,495	12,070,801	0.23
GNMA %%	3.50	3-22-2046	22,250,000	23,494,365	0.44
Other securities				9,965,020	0.19

Total Agency Securities (Cost $1,360,028,525)				1,401,858,918	26.23

Corporate Bonds and Notes: 20.53%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
Other securities				2,903,929	0.05

Automobiles: 0.07%
Other securities				3,680,608	0.07

Diversified Consumer Services: 0.05%
Other securities				2,595,737	0.05

Hotels, Restaurants & Leisure: 0.15%
Other securities				8,001,423	0.15

Household Durables: 0.03%
Other securities				1,388,734	0.03

Internet & Catalog Retail: 0.10%
Other securities				5,435,323	0.10

Leisure Products: 0.01%
Other securities				604,487	0.01

Media: 1.12%
Other securities				59,647,237	1.12

Multiline Retail: 0.14%
Other securities				7,383,853	0.14

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Specialty Retail: 0.25%
Other securities				$13,459,836	0.25%

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				817,302	0.01

Consumer Staples: 1.96%

Beverages: 0.58%
Other securities				30,757,596	0.58

Food & Staples Retailing: 0.53%
Other securities				28,372,788	0.53

Food Products: 0.42%
Other securities				22,672,203	0.42

Household Products: 0.13%
Other securities				6,870,262	0.13

Personal Products: 0.00%
Other securities				251,651	0.00

Tobacco: 0.30%
Other securities				15,895,543	0.30

Energy: 1.51%

Energy Equipment & Services: 0.13%
Other securities				6,695,079	0.13

Oil, Gas & Consumable Fuels: 1.38%
Other securities				73,899,427	1.38

	Interest rate	Maturity date	Principal

Financials: 6.34%

Banks: 2.31%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,204,832	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,388	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	767,236	0.01
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,053,310	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,075,367	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,284	0.02
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,010,515	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,493,430	0.05
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,527,552	0.03
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	760,121	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,050,126	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,031,697	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,059,456	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,376,544	0.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	5.38%	11-2-2043	$1,000,000	$1,082,010	0.02%
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,101,046	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,603,461	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	428,659	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500	0.01
Other securities				102,350,275	1.92

				123,260,809	2.31

Capital Markets: 1.19%
Other securities				63,376,709	1.19

Consumer Finance: 0.91%
Other securities				48,640,939	0.91

Diversified Financial Services: 0.38%
Other securities				20,069,162	0.38

Insurance: 0.82%
Other securities				44,041,689	0.82

Real Estate Management & Development: 0.01%
Other securities				662,531	0.01

REITs: 0.72%
Other securities				38,558,720	0.72

Thrifts & Mortgage Finance: 0.00%
Other securities				250,936	0.00

Health Care: 2.26%

Biotechnology: 0.44%
Other securities				23,350,883	0.44

Health Care Equipment & Supplies: 0.38%
Other securities				20,157,360	0.38

Health Care Providers & Services: 0.60%
Other securities				32,367,195	0.60

Life Sciences Tools & Services: 0.05%
Other securities				2,673,525	0.05

Pharmaceuticals: 0.79%
Other securities				42,562,416	0.79

Industrials: 1.60%

Aerospace & Defense: 0.42%
Other securities				22,383,447	0.42

Air Freight & Logistics: 0.10%
Other securities				5,316,493	0.10

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Airlines: 0.06%
Other securities	$3,273,388	0.06%

Building Products: 0.00%
Other securities	214,127	0.00

Commercial Services & Supplies: 0.14%
Other securities	7,403,916	0.14

Electrical Equipment: 0.09%
Other securities	4,728,916	0.09

Industrial Conglomerates: 0.12%
Other securities	6,307,372	0.12

Machinery: 0.24%
Other securities	12,933,288	0.24

Professional Services: 0.02%
Other securities	1,095,292	0.02

Road & Rail: 0.35%
Other securities	18,632,806	0.35

Trading Companies & Distributors: 0.06%
Other securities	3,235,072	0.06

Information Technology: 1.60%

Communications Equipment: 0.20%
Other securities	10,817,728	0.20

Electronic Equipment, Instruments & Components: 0.07%
Other securities	3,449,165	0.07

Internet Software & Services: 0.05%
Other securities	2,623,309	0.05

IT Services: 0.29%
Other securities	15,209,850	0.29

Semiconductors & Semiconductor Equipment: 0.17%
Other securities	9,287,013	0.17

Software: 0.45%
Other securities	24,245,772	0.45

Technology Hardware, Storage & Peripherals: 0.37%
Other securities	19,803,355	0.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.61%

Chemicals: 0.38%
Other securities				$20,205,684	0.38%

Construction Materials: 0.00%
Other securities				133,734	0.00

Containers & Packaging: 0.02%
Other securities				1,139,053	0.02

Metals & Mining: 0.10%
Other securities				5,077,865	0.10

Paper & Forest Products: 0.11%
Other securities				6,016,163	0.11

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
Other securities				44,238,109	0.83

Wireless Telecommunication Services: 0.01%
Other securities				604,305	0.01

Utilities: 1.83%

Electric Utilities: 1.35%
Other securities				71,945,562	1.35

Gas Utilities: 0.09%
Other securities				4,769,913	0.09

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				887,866	0.02

Multi-Utilities: 0.35%
Other securities				18,884,907	0.35

Water Utilities: 0.02%
Other securities				1,117,503	0.02

Total Corporate Bonds and Notes (Cost $1,074,600,880)				1,097,286,865	20.53

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.40%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	7-4-2017 to 8-15-2046	56,055,000	78,301,914	1.47
France Government Bond (EUR)	0.00-8.50	4-25-2017 to 4-25-2060	93,300,000	125,497,248	2.35
Italy Buoni Poliennali del Tesoro (EUR)	0.25-9.00	5-1-2017 to 9-1-2046	95,955,000	127,255,231	2.38
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	12,483,101	0.23
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	11,828,582	0.22
Japan Government Ten Year Bond (JPY)	0.30-1.80	3-20-2017 to 6-20-2025	25,629,000,000	239,650,893	4.48
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,582,500,000	76,024,113	1.43

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond (JPY)	0.80-3.10%	9-20-2017 to 6-20-2034	18,223,500,000	$194,106,425	3.63%
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	12,094,302	0.23
United Kingdom Gilt (GBP)	1.00-8.75	8-25-2017 to 7-22-2068	85,330,000	147,578,408	2.76
Other securities				279,093,090	5.22

Total Foreign Government Bonds (Cost $1,355,684,510)				1,303,913,307	24.40

U.S. Treasury Securities: 22.88%
U.S. Treasury Bond	2.50	2-15-2045	$19,250,000	18,763,495	0.35
U.S. Treasury Bond	2.50-6.75	2-15-2026 to 2-15-2046	104,200,000	126,610,429	2.38
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	17,937,728	0.34
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,881,292	0.22
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,482,420	0.23
U.S. Treasury Note	0.50-9.13	4-30-2017 to 2-15-2026	439,650,000	457,497,041	8.54
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,965,000	0.26
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,000,585	0.28
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,421,316	0.23
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,035,628	0.23
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,015,625	0.47
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,456,854	0.44
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,981,250	0.28
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,108,744	0.23
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,631,394	0.29
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,197,340	0.23
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,874,423	0.43
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,610,350	0.24
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,731,250	0.57
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,274,800	0.29
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,689,938	0.24
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,548,752	0.31
U.S. Treasury Note	2.00	2-15-2025	21,500,000	22,003,917	0.41
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,514,917	0.25
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,334,665	0.36
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,839,070	0.30
U.S. Treasury Note	2.50	6-30-2017	14,500,000	14,833,051	0.28
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,219,670	0.28
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,525,666	0.31
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,734,532	0.24
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,939,840	0.30
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,833,853	0.31
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,813,368	0.37
U.S. Treasury Note	3.25	3-31-2017	13,000,000	13,351,910	0.25
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,368,175	0.51
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,469,128	0.42
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,253,900	0.42
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,326,985	0.46
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,645,472	0.33

Total U.S. Treasury Securities (Cost $1,168,400,760)				1,222,723,773	22.88

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.76%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities	$2,754,483	0.05%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,029,788	0.08

Energy: 0.46%

Energy Equipment & Services: 0.02%
Other securities	1,159,235	0.02

Oil, Gas & Consumable Fuels: 0.44%
Other securities	23,531,111	0.44

Financials: 1.98%

Banks: 1.19%
Other securities	63,827,812	1.19

Capital Markets: 0.04%
Other securities	1,919,611	0.04

Diversified Financial Services: 0.69%
Other securities	36,660,330	0.69

Insurance: 0.06%
Other securities	3,280,452	0.06

Real Estate Management & Development: 0.00%
Other securities	129,129	0.00

Health Care: 0.30%

Health Care Equipment & Supplies: 0.03%
Other securities	1,675,539	0.03

Pharmaceuticals: 0.27%
Other securities	14,150,555	0.27

Industrials: 0.13%

Aerospace & Defense: 0.01%
Other securities	513,500	0.01

Industrial Conglomerates: 0.06%
Other securities	3,188,090	0.06

Machinery: 0.01%
Other securities	559,043	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Road & Rail: 0.05%
Other securities	$2,585,634	0.05%

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	412,708	0.01

Internet Software & Services: 0.06%
Other securities	3,605,019	0.06

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	1,574,485	0.03

Materials: 0.26%

Chemicals: 0.08%
Other securities	4,610,247	0.08

Metals & Mining: 0.16%
Other securities	8,380,383	0.16

Paper & Forest Products: 0.02%
Other securities	905,803	0.02

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.21%
Other securities	11,490,810	0.21

Wireless Telecommunication Services: 0.18%
Other securities	9,468,157	0.18

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities	170,066	0.00

Independent Power & Renewable Electricity Producers: 0.00%
Other securities	242,047	0.00

Water Utilities: 0.01%
Other securities	266,358	0.01

Total Yankee Corporate Bonds and Notes (Cost $203,651,907)	201,090,395	3.76

Yankee Government Bonds: 0.04%
Other securities	2,026,758	0.04

Total Yankee Government Bonds (Cost $2,000,858)	2,026,758	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 1.69%

Investment Companies: 1.69%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	1,194,863	$1,194,863	0.02%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43	89,268,563	89,268,563	1.67

Total Short-Term Investments (Cost $90,463,426)			90,463,426	1.69

Total investments in securities (Cost $5,254,830,866) *			5,319,363,442	99.53
Other assets and liabilities, net			25,181,832	0.47

Total net assets			$5,344,545,274	100.00%

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,258,414,833 and unrealized gains (losses) consists of:

Gross unrealized gains	$191,875,844
Gross unrealized losses	(130,927,235)

Net unrealized gains	$60,948,609

The following table shows the percent of total long-term investments by geographic location as of February 29, 2016:

United States	71.02%
Japan	11.59
United Kingdom	3.60
France	2.75
Italy	2.47
Germany	1.94
Spain	1.40
Canada	1.24
Netherlands	1.07
Other	2.92

100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.08%

Consumer Discretionary: 14.02%

Auto Components: 0.75%
Other securities		$59,289,974	0.75%

Automobiles: 1.15%
Toyota Motor Corporation	437,214	22,795,278	0.29
Other securities		68,774,536	0.86

		91,569,814	1.15

Distributors: 0.25%
Other securities		19,893,393	0.25

Diversified Consumer Services: 0.21%
Other securities		16,447,552	0.21

Hotels, Restaurants & Leisure: 2.23%
McDonald’s Corporation	170,114	19,935,660	0.25
Starbucks Corporation	275,100	16,013,571	0.20
Other securities		141,031,106	1.78

		176,980,337	2.23

Household Durables: 1.09%
Other securities		86,401,069	1.09

Internet & Catalog Retail: 1.27%
Amazon.com Incorporated †	71,227	39,354,342	0.50
Other securities		61,776,717	0.77

		101,131,059	1.27

Leisure Products: 0.38%
Other securities		30,480,451	0.38

Media: 2.13%
Naspers Limited	125,708	14,863,754	0.19
Other securities		154,276,296	1.94

		169,140,050	2.13

Multiline Retail: 0.60%
Other securities		47,900,468	0.60

Specialty Retail: 2.61%
O’Reilly Automotive Incorporated †	60,306	15,698,858	0.20
The Home Depot Incorporated	234,970	29,164,476	0.37
Other securities		162,564,818	2.04

		207,428,152	2.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.35%
Nike Incorporated Class B	250,100	$15,403,659	0.19%
Other securities		91,972,252	1.16

		107,375,911	1.35

Consumer Staples: 7.54%

Beverages: 1.75%
Constellation Brands Incorporated Class A	105,859	14,971,638	0.19
PepsiCo Incorporated	176,719	17,286,653	0.22
The Coca-Cola Company	474,674	20,472,690	0.26
Other securities		86,221,081	1.08

		138,952,062	1.75

Food & Staples Retailing: 1.25%
Other securities		99,211,328	1.25

Food Products: 2.42%
Nestle SA	295,993	20,699,070	0.26
Other securities		171,917,358	2.16

		192,616,428	2.42

Household Products: 0.78%
The Procter & Gamble Company	329,968	26,493,131	0.33
Other securities		35,579,021	0.45

		62,072,152	0.78

Personal Products: 0.53%
Other securities		41,960,928	0.53

Tobacco: 0.81%
Altria Group Incorporated	237,769	14,639,437	0.18
Philip Morris International Incorporated	187,943	17,108,451	0.22
Other securities		32,454,221	0.41

		64,202,109	0.81

Energy: 4.89%

Energy Equipment & Services: 0.76%
Schlumberger Limited	233,705	16,761,323	0.21
Other securities		44,142,321	0.55

		60,903,644	0.76

Oil, Gas & Consumable Fuels: 4.13%
Chevron Corporation	228,216	19,042,343	0.24
Exxon Mobil Corporation	504,852	40,463,888	0.51
Other securities		268,388,775	3.38

		327,895,006	4.13

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 21.45%

Banks: 7.66%
Bank of America Corporation	1,262,745	$15,809,567	0.20%
China Construction Bank H Shares	29,798,990	17,413,007	0.22
JPMorgan Chase & Company	446,393	25,131,926	0.32
Wells Fargo & Company (l)	563,684	26,448,053	0.33
Other securities		524,237,234	6.59

		609,039,787	7.66

Capital Markets: 1.32%
Other securities		104,839,740	1.32

Consumer Finance: 0.34%
Other securities		26,728,713	0.34

Diversified Financial Services: 0.92%
Other securities		73,377,342	0.92

Insurance: 4.34%
Other securities		344,585,078	4.34

Real Estate Management & Development: 0.89%
Other securities		70,353,083	0.89

REITs: 5.72%
Other securities		454,845,279	5.72

Thrifts & Mortgage Finance: 0.26%
Other securities		20,933,141	0.26

Health Care: 10.59%

Biotechnology: 2.32%
Celgene Corporation †	145,624	14,683,268	0.18
Gilead Sciences Incorporated	267,100	23,304,475	0.29
Other securities		146,594,036	1.85

		184,581,779	2.32

Health Care Equipment & Supplies: 1.67%
Other securities		132,777,446	1.67

Health Care Providers & Services: 2.27%
Other securities		180,358,933	2.27

Health Care Technology: 0.16%
Other securities		12,341,354	0.16

Life Sciences Tools & Services: 0.61%
Other securities		48,637,100	0.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.56%
Allergan plc †	73,032	$21,187,314	0.27%
Johnson & Johnson	335,596	35,308,055	0.45
Merck & Company Incorporated	338,785	17,010,395	0.21
Novartis AG	248,517	17,701,474	0.22
Pfizer Incorporated	748,671	22,213,069	0.28
Roche Holding AG Genusschein	65,222	16,723,913	0.21
Other securities		152,704,589	1.92

		282,848,809	3.56

Industrials: 10.92%

Aerospace & Defense: 1.35%
United Technologies Corporation	152,859	14,769,237	0.19
Other securities		92,766,926	1.16

		107,536,163	1.35

Air Freight & Logistics: 0.29%
Other securities		22,717,653	0.29

Airlines: 0.55%
Other securities		43,772,516	0.55

Building Products: 0.43%
Other securities		34,209,910	0.43

Commercial Services & Supplies: 1.00%
Other securities		79,655,020	1.00

Construction & Engineering: 0.57%
Other securities		45,593,151	0.57

Electrical Equipment: 0.71%
Other securities		55,929,790	0.71

Industrial Conglomerates: 1.30%
General Electric Company	1,144,638	33,354,751	0.42
Other securities		69,987,876	0.88

		103,342,627	1.30

Machinery: 2.25%
Other securities		179,006,650	2.25

Marine: 0.11%
Other securities		8,926,933	0.11

Professional Services: 0.37%
Other securities		29,138,289	0.37

Road & Rail: 0.99%
Other securities		78,201,262	0.99

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Trading Companies & Distributors: 0.76%
Other securities		$60,157,119	0.76%

Transportation Infrastructure: 0.24%
Other securities		19,199,118	0.24

Information Technology: 16.63%

Communications Equipment: 0.93%
Cisco Systems Incorporated	615,650	16,117,717	0.20
Other securities		58,095,230	0.73

		74,212,947	0.93

Electronic Equipment, Instruments & Components: 1.55%
Other securities		123,205,337	1.55

Internet Software & Services: 3.05%
Alibaba Group Holding Limited ADR †	339,490	23,360,307	0.29
Alphabet Incorporated Class A †	53,984	38,718,404	0.49
Alphabet Incorporated Class C †	55,060	38,419,216	0.48
Baidu.com Incorporated ADR †	81,698	14,168,067	0.18
Facebook Incorporated Class A †	420,721	44,983,489	0.57
Tencent Holdings Limited	1,619,978	29,641,581	0.37
Other securities		53,365,224	0.67
		242,656,288	3.05

IT Services: 3.23%
International Business Machines Corporation	165,346	21,665,286	0.27
MasterCard Incorporated Class A	183,500	15,949,820	0.20
Visa Incorporated Class A	360,644	26,107,019	0.33
Other securities		192,623,885	2.43
		256,346,010	3.23

Semiconductors & Semiconductor Equipment: 2.92%
Intel Corporation	572,302	16,934,416	0.21
Taiwan Semiconductor Manufacturing Company Limited	5,752,298	25,735,417	0.33
Other securities		189,710,823	2.38
		232,380,656	2.92

Software: 2.76%
Microsoft Corporation	968,773	49,291,170	0.62
Other securities		169,603,926	2.14
		218,895,096	2.76

Technology Hardware, Storage & Peripherals: 2.19%
Apple Incorporated	1,033,143	99,894,597	1.26
Samsung Electronics Company Limited	18,651	17,780,315	0.22
Other securities		56,293,980	0.71
		173,968,892	2.19

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 4.75%

Chemicals: 2.21%
Other securities		$175,892,115	2.21%

Construction Materials: 0.46%
Other securities		36,283,408	0.46

Containers & Packaging: 0.53%
Other securities		41,790,462	0.53

Metals & Mining: 1.41%
Other securities		111,954,794	1.41

Paper & Forest Products: 0.14%
Other securities		11,104,555	0.14

Telecommunication Services: 2.81%

Diversified Telecommunication Services: 1.78%
AT&T Incorporated	745,977	27,563,850	0.35
Verizon Communications Incorporated	493,497	25,035,103	0.31
Other securities		88,513,257	1.12
		141,112,210	1.78

Wireless Telecommunication Services: 1.03%
China Mobile Limited	1,671,500	17,834,065	0.23
Other securities		64,284,813	0.80
		82,118,878	1.03

Utilities: 4.48%

Electric Utilities: 1.81%
Other securities		144,138,893	1.81

Gas Utilities: 0.80%
Other securities		63,244,483	0.80

Independent Power & Renewable Electricity Producers: 0.25%
Other securities		20,118,819	0.25

Multi-Utilities: 1.38%
Other securities		109,511,830	1.38

Water Utilities: 0.24%
Other securities		18,778,574	0.24

Total Common Stocks (Cost $6,646,971,979)		7,793,199,919	98.08

Preferred Stocks: 0.35%

Consumer Discretionary: 0.05%

Automobiles: 0.04%
Other securities		3,142,729	0.04

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$974,055	0.01%

Consumer Staples: 0.02%

Beverages: 0.00%
Other securities	74,231	0.00

Household Products: 0.02%
Other securities	1,711,049	0.02

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
Other securities	3,217,755	0.04

Financials: 0.15%

Banks: 0.15%
Other securities	11,848,149	0.15

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	349,858	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	203,079	0.00

Life Sciences Tools & Services: 0.00%
Other securities	198	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	2,891,876	0.04

Materials: 0.02%

Chemicals: 0.01%
Other securities	613,419	0.01

Metals & Mining: 0.01%
Other securities	1,179,541	0.01

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,247,651	0.02

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	32,023	0.00

Total Preferred Stocks (Cost $59,406,695)	27,485,613	0.35

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities			$3,495	0.00%

Health Care: 0.00%

Biotechnology: 0.00%
Other securities			0	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			118,783	0.00

Utilities: 0.00%

Independent Power & Renewable Electricity Producers: 0.00%
Other securities			7	0.00

Total Rights (Cost $3,368)			122,285	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities			93,477	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities			829	0.00

Media: 0.00%
Other securities			371	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			899	0.00

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			237	0.00

Total Warrants (Cost $112,266)			95,813	0.00

	Yield	Shares
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	295,890,586	295,890,586	3.72
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43	85,441,780	85,441,780	1.08

Total Short-Term Investments (Cost $381,332,366)			381,332,366	4.80

Total investments in securities (Cost $7,087,826,674) *			8,202,235,996	103.23
Other assets and liabilities, net			(256,496,917)	(3.23)

Total net assets			$7,945,739,079	100.00%

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 29, 2016

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,155,338,924 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,026,679,580
Gross unrealized losses	(979,782,508)

Net unrealized gains	$1,046,897,072

The following table shows percent of total long-term investments by geographic locations as of February 29, 2016:

United States	64.79%
Japan	6.61
United Kingdom	3.13
China	2.60
Taiwan	1.73
Australia	1.66
Switzerland	1.56
Hong Kong	1.48
Ireland	1.39
France	1.36
Canada	1.34
India	1.33
Germany	1.23
South Korea	1.22
Other	8.57

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 34.14%
ABN AMRO Funding LLC	0.41%	3-1-2016	$8,000,000	$8,000,000
Agricultural Bank of China ±	0.66	9-2-2016	3,000,000	2,999,964
ANZ Banking Group Limited	0.36	3-1-2016	16,000,000	16,000,000
Bank of Montreal ±	0.63	4-26-2016	6,000,000	5,998,980
Bank of Montreal ±	0.78	7-19-2016	1,000,000	999,920
Bank of Montreal ±	0.84	4-15-2016	3,000,000	2,999,310
Bank of Nova Scotia ±	0.78	7-6-2016	4,000,000	3,999,720
Citibank (New York)	0.49	4-12-2016	1,000,000	1,000,070
Citibank (New York)	0.51	4-11-2016	1,000,000	1,000,100
Citibank (New York)	0.58	5-12-2016	1,000,000	1,000,110
Citibank (New York)	0.58	5-18-2016	1,000,000	1,000,090
Cooperatieve Centrale ±	0.67	7-12-2016	2,000,000	1,999,780
Cooperatieve Centrale	0.84	7-12-2016	2,000,000	2,001,080
Credit Agricole SA	0.31	3-1-2016	23,000,000	23,000,000
Dexia Credit Local SA (New York) ±	0.61	5-11-2016	4,000,000	3,999,848
Dexia Credit Local SA (New York) ±	0.61	4-18-2016	3,000,000	2,999,847
Dexia Credit Local SA (New York) ±	0.74	6-21-2016	3,000,000	2,999,808
DG Bank (New York)	0.52	3-8-2016	4,000,000	4,000,160
DG Bank (New York)	0.52	3-14-2016	4,000,000	4,000,280
DG Bank (New York)	0.60	5-11-2016	1,000,000	1,000,330
DG Bank (New York)	0.60	5-19-2016	1,000,000	1,000,310
DG Bank (New York)	0.66	3-24-2016	1,000,000	1,000,220
DG Bank (New York)	0.68	6-20-2016	1,000,000	1,000,430
DNB Nor Bank ASA	0.29	3-1-2016	15,000,000	15,000,000
DNB Nor Bank ASA	0.81	7-14-2016	1,000,000	1,000,480
Fortis Bank New York	0.61	4-1-2016	3,000,000	3,000,510
HSBC Bank plc	0.30	3-1-2016	23,000,000	23,000,000
HSBC Bank plc	0.57	5-25-2016	1,000,000	999,980
HSBC Bank plc	0.66	6-9-2016	3,000,000	3,000,300
HSBC Bank plc ±	0.74	7-5-2016	2,000,000	1,999,860
HSBC Bank plc ±	0.76	8-1-2016	1,000,000	999,920
KBC Bank	0.30	3-1-2016	22,000,000	22,000,000
Lloyds Bank plc ±	0.81	7-7-2016	2,000,000	1,999,860
Mitsubishi Trust & Bank	0.68	4-6-2016	3,000,000	3,000,750
Mitsubishi Trust & Bank (z)	0.71	4-8-2016	3,000,000	2,997,755
Mizuho Bank Limited	0.52	3-3-2016	4,000,000	4,000,040
Mizuho Corporate Bank (z)	0.69	4-27-2016	2,000,000	1,997,819
Mizuho Corporate Bank (z)	0.69	4-29-2016	2,000,000	1,997,742
Mizuho Corporate Bank (z)	0.70	3-16-2016	2,000,000	1,999,418
Mizuho Corporate Bank (London) (z)	0.69	5-3-2016	3,000,000	2,996,384
NBAD Americas NV	0.31	3-1-2016	15,000,000	15,000,000
Nordea Bank AB ±	0.60	5-13-2016	4,000,000	3,999,600
Norinchukin Bank	0.59	5-2-2016	3,000,000	3,000,510
Oversea-Chinese Banking Corporation	0.60	4-20-2016	5,000,000	5,001,550
Royal Bank of Canada ±	0.60	3-18-2016	2,000,000	1,999,780
Skandinaviska Enskilda Banken AG	0.40	3-18-2016	4,000,000	4,000,120
Standard Chartered Bank ±	0.63	3-11-2016	2,000,000	1,999,880
Standard Chartered Bank	0.71	5-5-2016	2,000,000	2,000,660
Standard Chartered Bank	0.72	6-1-2016	2,000,000	2,000,520
Standard Chartered Bank	0.72	6-7-2016	2,000,000	2,000,440

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.82%	7-12-2016	$1,000,000	$999,920
State Street Bank & Trust Company ±	0.60	3-9-2016	2,000,000	1,999,920
State Street Bank & Trust Company ±	0.60	3-24-2016	2,000,000	1,999,980
State Street Bank & Trust Company ±	0.64	6-13-2016	1,000,000	999,940
State Street Bank & Trust Company ±	0.64	6-10-2016	2,000,000	1,999,900
State Street Bank & Trust Company ±	0.64	4-11-2016	3,000,000	2,999,700
Sumitomo Mitsui Banking Corporation	0.67	4-6-2016	2,000,000	2,000,500
Sumitomo Mitsui Banking Corporation	0.70	3-22-2016	2,000,000	2,000,380
Sumitomo Trust & Banking Corporation	0.54	3-7-2016	2,000,000	2,000,080
Sumitomo Trust & Banking Corporation	0.65	3-14-2016	2,000,000	2,000,220
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	5,000,000	5,001,250
Sumitomo Trust & Banking Corporation	0.68	4-7-2016	3,000,000	3,000,780
Sumitomo Trust & Banking Corporation	0.70	3-29-2016	3,000,000	3,000,690
Svenska Handelsbanken	0.58	4-4-2016	2,000,000	2,000,320
Swedbank	0.29	3-1-2016	16,000,000	16,000,000
Toronto-Dominion Bank ±	0.54	4-1-2016	2,000,000	1,999,660
Toronto-Dominion Bank ±	0.58	3-16-2016	4,000,000	3,999,600
Toronto-Dominion Bank ±	0.61	5-25-2016	3,000,000	2,999,760
Toronto-Dominion Bank ±	0.65	4-15-2016	2,000,000	1,999,120
Toronto-Dominion Bank ±	0.74	7-5-2016	2,000,000	2,000,700

Total Certificates of Deposit (Cost $287,991,524)				287,996,655

Commercial Paper: 48.83%
Albion Capital Corporation 144A(z)(p)	0.50	3-24-2016	1,000,000	999,740
Anglesea Funding LLC 144A(z)(p)	0.42	3-1-2016	3,000,000	2,999,970
Anglesea Funding LLC 144A±(p)	0.56	4-18-2016	2,000,000	1,999,820
Anglesea Funding LLC 144A±(p)	0.56	4-28-2016	2,000,000	1,999,700
Anglesea Funding LLC 144A±(p)	0.58	8-10-2016	2,000,000	1,999,820
Anglesea Funding LLC 144A±(p)	0.58	7-15-2016	1,000,000	999,920
Antalis S.A. 144A(z)	0.50	3-3-2016	4,000,000	3,999,880
Antalis S.A. 144A(z)	0.70	5-27-2016	1,000,000	998,550
ASB Finance Limited 144A±	0.65	5-27-2016	2,000,000	1,999,580
Atlantic Asset Securitization Corporation 144A±(p)	0.52	4-12-2016	4,000,000	3,999,560
Atlantic Asset Securitization Corporation 144A(p)	0.52	4-15-2016	4,000,000	3,999,400
Atlantic Asset Securitization Corporation 144A±(p)	0.53	4-27-2016	3,000,000	2,999,850
Australia & New Zealand Banking Group 144A±(p)	0.64	5-23-2016	2,000,000	1,999,680
Australia & New Zealand Banking Group 144A±(p)	0.76	4-18-2016	4,000,000	3,998,120
Banco de Credito e Inversiones 144A(z)	0.80	4-1-2016	3,000,000	2,998,920
Banco de Credito e Inversiones 144A(z)	0.80	4-27-2016	1,000,000	999,310
Bank of Nova Scotia 144A±	0.64	4-1-2016	4,000,000	3,999,080
Barton Capital Corporation 144A(z)	0.64	5-12-2016	1,000,000	999,050
Bedford Row Funding Corporation 144A±(p)	0.63	4-14-2016	5,000,000	4,999,660
Bedford Row Funding Corporation 144A±(p)	0.63	4-14-2016	2,000,000	1,999,740
Bedford Row Funding Corporation 144A±(p)	0.78	8-1-2016	2,000,000	1,999,840
Bedford Row Funding Corporation 144A±(p)	0.79	7-7-2016	1,000,000	999,930
Bedford Row Funding Corporation 144A±(p)	0.79	7-11-2016	2,000,000	1,999,860
Bennington Stark Capital Company LLC 144A(z)(p)	0.50	3-1-2016	3,000,000	2,999,970
Bennington Stark Capital Company LLC 144A(z)(p)	0.70	3-14-2016	4,000,000	3,999,320
Bennington Stark Capital Company LLC 144A±(p)	0.75	5-13-2016	2,000,000	1,998,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	3-28-2016	1,000,000	999,690

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.60%	5-25-2016	$1,000,000	$998,870
Caisse Centrale Desjardins du Quebec 144A±	0.60	4-22-2016	4,000,000	3,999,360
Caisse Des Depots et Consignations 144A(z)	0.40	3-4-2016	3,000,000	2,999,910
Caisse Des Depots et Consignations 144A(z)	0.57	5-9-2016	2,000,000	1,997,940
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	3,000,000	2,996,430
Caisse Des Depots et Consignations 144A(z)	0.59	5-17-2016	3,000,000	2,996,340
Caisse Des Depots et Consignations 144A(z)	0.59	5-20-2016	3,000,000	2,996,130
Caisse Des Depots et Consignations 144A(z)	0.60	5-19-2016	1,000,000	998,730
CDP Financial Incorporated 144A(z)	0.58	5-18-2016	1,000,000	999,052
Chesham Finance Limited 144A(z)(p)	0.40	3-1-2016	5,000,000	4,999,942
China International Marine Containers Group Limited (z)	0.85	3-2-2016	1,000,000	999,980
China Power International Development (z)	0.85	3-3-2016	1,000,000	999,970
China Shipping Container Lines (z)	0.85	3-1-2016	4,000,000	3,999,960
China Shipping Container Lines (z)	0.85	3-2-2016	2,000,000	1,999,960
China Shipping Container Lines (z)	0.85	3-4-2016	3,000,000	2,999,880
China Shipping Container Lines (z)	0.85	3-7-2016	2,000,000	1,999,860
Collateralized Commercial Paper Company LLC 144A±	0.69	4-22-2016	5,000,000	4,999,850
Collateralized Commercial Paper Company LLC ±	0.69	4-22-2016	5,000,000	4,999,850
Collateralized Commercial Paper Company LLC 144A±	0.73	6-8-2016	4,000,000	3,999,720
Commonwealth Bank of Australia	0.61	6-2-2016	2,000,000	1,999,900
Commonwealth Bank of Australia 144A±	0.61	4-5-2016	4,000,000	3,999,920
Commonwealth Bank of Australia 144A±	0.78	8-17-2016	1,000,000	999,910
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-1-2016	3,000,000	2,999,970
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-2-2016	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.44	3-4-2016	2,000,000	1,999,900
Concord Minutemen Capital Company 144A(z)(p)	0.51	4-5-2016	2,000,000	1,999,080
CPPIB Capital Incorporated 144A(z)	0.55	3-8-2016	1,000,000	999,930
CPPIB Capital Incorporated 144A±	0.71	6-10-2016	3,000,000	2,999,820
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	2,000,000	1,999,880
CPPIB Capital Incorporated 144A±	0.73	7-8-2016	3,000,000	2,999,790
Credit Suisse (New York) (z)	0.82	6-13-2016	3,000,000	2,994,060
Crown Point Capital Company LLC 144A±(p)	0.58	8-22-2016	2,000,000	1,999,580
Crown Point Capital Company LLC 144A±(p)	0.64	10-25-2016	3,000,000	2,999,610
DBS Bank Limited 144A(z)	0.45	3-18-2016	3,000,000	2,999,490
Erste Abwicklungsanstalt 144A±	0.59	4-13-2016	4,000,000	3,999,640
Erste Abwicklungsanstalt 144A±	0.59	4-19-2016	2,000,000	1,999,720
Florida Power & Light Company (z)	0.53	3-1-2016	4,000,000	3,999,960
Gotham Funding Corporation 144A(z)(p)	0.49	3-7-2016	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.49	3-24-2016	1,000,000	999,710
Gotham Funding Corporation 144A(z)(p)	0.49	3-28-2016	1,000,000	999,660
Halkin Finance LLC 144A(z)	0.44	3-1-2016	1,000,000	999,990
Halkin Finance LLC 144A(z)	0.44	3-2-2016	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.65	3-8-2016	5,000,000	4,999,500
Hannover Funding Company LLC 144A(z)(p)	0.65	3-9-2016	6,000,000	5,999,280
ING Funding LLC (z)	0.52	4-1-2016	5,000,000	4,997,700
Institutional Secured Funding LLC 144A(z)(p)	0.45	3-1-2016	4,000,000	3,999,954
Institutional Secured Funding LLC 144A(z)(p)	0.60	4-1-2016	1,000,000	999,604
Institutional Secured Funding LLC 144A(z)(p)	0.64	3-3-2016	1,000,000	999,970
Institutional Secured Funding LLC 144A(z)(p)	0.64	4-6-2016	1,000,000	999,528
Legacy Capital Company 144A(z)(p)	0.67	4-25-2016	1,000,000	999,220

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Lexington Parker Capital Corporation 144A(z)(p)	0.40%	3-1-2016	$1,000,000	$999,989
Lexington Parker Capital Corporation 144A(z)(p)	0.44	3-2-2016	1,000,000	999,980
Lexington Parker Capital Corporation 144A(z)(p)	0.44	3-9-2016	3,000,000	2,999,670
Lexington Parker Capital Corporation 144A(z)(p)	0.51	4-6-2016	1,000,000	999,530
Lexington Parker Capital Corporation 144A(z)(p)	0.61	5-4-2016	2,000,000	1,998,100
LMA Americas LLC 144A(z)	0.48	3-7-2016	1,000,000	999,920
LMA Americas LLC 144A(z)	0.50	3-2-2016	1,000,000	999,980
LMA Americas LLC 144A(z)	0.50	3-4-2016	2,000,000	1,999,900
LMA Americas LLC 144A(z)	0.63	4-4-2016	4,000,000	3,998,240
LMA Americas LLC 144A(z)	0.68	5-10-2016	1,000,000	998,930
Macquarie Bank Limited 144A(z)	0.50	3-1-2016	4,000,000	3,999,960
Macquarie Bank Limited 144A(z)	0.50	3-3-2016	4,000,000	3,999,880
Macquarie Bank Limited 144A(z)	0.60	3-4-2016	1,000,000	999,960
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	4,000,000	3,999,240
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	3-2-2016	1,000,000	999,980
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	3-22-2016	3,000,000	2,999,220
Manhattan Asset Funding Company LLC 144A(z)(p)	0.50	4-1-2016	3,000,000	2,998,813
Manhattan Asset Funding Company LLC 144A(z)(p)	0.55	3-15-2016	2,000,000	1,999,640
Matchpoint Finance plc 144A(z)(p)	0.65	3-1-2016	2,000,000	1,999,980
Matchpoint Finance plc 144A(z)(p)	0.66	5-24-2016	1,000,000	998,620
Matchpoint Finance plc 144A(z)(p)	0.66	5-25-2016	1,000,000	998,600
Mizuho Corporate Bank (z)	0.70	4-5-2016	1,000,000	999,530
Mizuho Corporate Bank (z)	0.70	4-7-2016	2,000,000	1,999,000
Mountcliff Funding LLC 144A(z)(p)	0.40	3-1-2016	3,000,000	2,999,966
Mountcliff Funding LLC 144A±(p)	0.63	3-24-2016	3,000,000	2,999,610
National Australia Bank Limited 144A(z)	0.65	3-18-2016	3,000,000	2,999,610
National Australia Bank Limited	0.76	8-4-2016	3,000,000	2,999,730
National Australia Bank Limited 144A±	0.76	6-17-2016	2,000,000	1,999,860
Nationwide Building Society 144A(z)	0.52	3-7-2016	4,000,000	3,999,720
Nationwide Building Society 144A(z)	0.53	3-30-2016	1,000,000	999,670
Nationwide Building Society 144A(z)	0.53	4-1-2016	2,000,000	1,999,280
Nationwide Building Society 144A(z)	0.53	4-4-2016	2,000,000	1,999,220
Nationwide Building Society 144A(z)	0.55	3-8-2016	1,000,000	999,920
Nationwide Building Society 144A(z)	0.57	3-9-2016	1,000,000	999,910
Nationwide Building Society 144A(z)	0.62	5-17-2016	1,000,000	999,000
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	2,000,000	1,998,520
Nederlandse Waterschapsbank 144A±	0.60	3-18-2016	5,000,000	4,999,450
Nederlandse Waterschapsbank 144A±	0.60	3-21-2016	4,000,000	3,999,480
Nieuw Amsterdam Receivable 144A(z)	0.67	6-1-2016	1,000,000	998,430
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	4,000,000	3,999,200
NRW Bank 144A(z)	0.43	3-10-2016	3,000,000	2,999,670
NV Bank Nederlandse Gemeenten 144A±	0.60	3-29-2016	5,000,000	4,999,250
Old Line Funding LLC 144A(z)(p)	0.56	3-8-2016	1,000,000	999,910
Ontario Teachers Finance Trust 144A(z)	0.50	3-7-2016	1,000,000	999,920
Ontario Teachers Finance Trust 144A(z)	0.66	3-21-2016	2,000,000	1,999,480
Ontario Teachers Finance Trust 144A(z)	0.68	4-5-2016	1,000,000	999,550
Ontario Teachers Finance Trust 144A(z)	0.69	5-2-2016	2,000,000	1,998,300
Ontario Teachers Finance Trust 144A(z)	0.70	5-6-2016	1,000,000	999,080
Ontario Teachers Finance Trust 144A(z)	0.70	5-27-2016	1,000,000	998,710
Ontario Teachers Finance Trust 144A(z)	0.70	6-7-2016	1,000,000	998,480

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Ontario Teachers Finance Trust 144A(z)	0.72%	5-13-2016	$2,000,000	$1,997,940
Ontario Teachers Finance Trust 144A(z)	0.72	6-2-2016	1,000,000	998,590
PSP Capital Incorporated 144A(z)	0.57	4-29-2016	1,000,000	999,330
Rabobank Nederland ±	0.75	7-11-2016	3,000,000	2,999,790
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-15-2016	8,000,000	7,998,560
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-21-2016	4,000,000	3,999,000
Regency Markets No.1 LLC 144A(z)(p)	0.43	3-29-2016	2,000,000	1,999,300
Regency Markets No.1 LLC 144A(z)(p)	0.44	3-10-2016	3,000,000	2,999,640
Ridgefield Funding Company LLC 144A±(p)	0.57	6-30-2016	3,000,000	2,999,790
Ridgefield Funding Company LLC 144A(z)(p)	0.62	5-3-2016	2,000,000	1,998,140
Ridgefield Funding Company LLC 144A±(p)	0.64	7-7-2016	2,000,000	1,999,860
Ridgefield Funding Company LLC 144A(z)(p)	0.70	3-17-2016	1,000,000	999,800
Ridgefield Funding Company LLC 144A±(p)	0.78	7-7-2016	2,000,000	1,999,860
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.46	3-7-2016	1,000,000	999,930
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.46	3-16-2016	1,000,000	999,800
Shagang South Asia (z)	0.85	3-4-2016	1,000,000	999,950
Sheffield Receivables Corporation 144A(z)(p)	0.55	3-28-2016	2,000,000	1,999,320
Sinochem Capital Company Limited (z)	0.64	4-14-2016	2,000,000	1,999,060
Sinochem Capital Company Limited (z)	0.64	4-19-2016	1,000,000	999,460
Sinochem Capital Company Limited (z)	0.85	3-1-2016	5,000,000	4,999,950
Starbird Funding Corporation 144A(z)	0.55	3-7-2016	2,000,000	1,999,840
Starbird Funding Corporation 144A(z)	0.63	5-5-2016	1,000,000	999,030
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	1,000,000	999,070
Starbird Funding Corporation 144A(z)	0.66	6-1-2016	1,000,000	998,427
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	5,000,000	4,999,150
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	5,000,000	4,998,850
Suncorp Group Limited 144A(z)	0.45	3-16-2016	1,000,000	999,830
Suncorp Group Limited 144A(z)	0.50	3-3-2016	1,000,000	999,970
Suncorp Group Limited 144A(z)	0.75	5-9-2016	1,000,000	999,130
Suncorp Group Limited 144A(z)	0.75	5-26-2016	2,000,000	1,997,700
TCL Industries Holdings Limited (z)	0.85	3-7-2016	1,000,000	999,920
Thunder Bay Funding LLC 144A(z)(p)	0.56	3-8-2016	1,000,000	999,910
Toyota Credit Canada Incorporated (z)	0.58	3-23-2016	2,000,000	1,999,600
United Overseas Bank Limited 144A(z)	0.45	3-23-2016	2,000,000	1,999,540
United Overseas Bank Limited 144A(z)	0.58	4-26-2016	10,000,000	9,993,700
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	3,000,000	2,999,010
Versailles Commercial Paper LLC 144A±(p)	0.51	4-8-2016	2,000,000	1,999,780
Versailles Commercial Paper LLC 144A(z)(p)	0.56	3-31-2016	1,000,000	999,620
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-5-2016	4,000,000	3,996,120
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-6-2016	1,000,000	999,010
Versailles Commercial Paper LLC 144A(z)(p)	0.63	5-9-2016	1,000,000	998,950
Victory Receivables 144A(z)(p)	0.49	3-4-2016	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.49	3-14-2016	1,000,000	999,830
Victory Receivables 144A(z)(p)	0.49	3-16-2016	2,000,000	1,999,620
Victory Receivables 144A(z)(p)	0.49	3-18-2016	1,000,000	999,780
Victory Receivables 144A(z)(p)	0.49	3-23-2016	2,000,000	1,999,440
Victory Receivables 144A(z)(p)	0.49	3-29-2016	2,000,000	1,999,300
Westpac Banking Corporation 144A±	0.60	5-16-2016	4,000,000	3,999,520
Westpac Banking Corporation 144A±	0.61	6-13-2016	5,000,000	4,999,400

Total Commercial Paper (Cost $411,873,374)				411,882,205

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.29%

Health Care: 0.23%

Health Care Providers & Services: 0.23%
Keep Memory Alive ±§	0.38%	5-1-2037	$950,000	$950,000
Providence Health & Services ±§	0.45	10-1-2042	970,000	970,000

				1,920,000

Materials: 0.06%

Metals & Mining: 0.06%
SSAB AB Series A ±§	0.41	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $2,420,000)				2,420,000

Municipal Obligations: 9.99%

Colorado: 0.13%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.39	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.39	5-1-2052	240,000	240,000

				1,130,000

Connecticut: 1.68%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144Aø	0.45	4-15-2046	14,215,000	14,215,000

Florida: 0.11%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144Aø	0.45	12-1-2023	945,000	945,000

Illinois: 1.07%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144Aø	0.45	6-1-2033	9,000,000	9,000,000

Louisiana: 0.64%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	6-1-2045	5,420,000	5,420,000

Maryland: 0.12%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.40	9-1-2033	1,000,000	1,000,000

Minnesota: 0.11%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.40	10-1-2042	947,000	947,000

New Jersey: 0.59%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A±	0.42	6-28-2016	5,000,000	5,000,000

New York: 0.36%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.65	5-1-2048	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 0.24%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.40%	1-1-2047	$2,000,000	$2,000,000

Ohio: 0.11%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.39	9-1-2039	920,000	920,000

Oregon: 0.12%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.67	5-1-2035	1,000,000	1,000,000

Other: 4.47%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	12-1-2038	1,690,000	1,690,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.54	11-25-2017	9,000,000	9,000,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A±	0.54	12-27-2016	5,000,000	5,000,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.54	4-13-2018	22,000,000	22,000,000

				37,690,000

Pennsylvania: 0.12%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	0.64	7-1-2017	1,000,000	1,000,000

Wisconsin: 0.12%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC) ø	0.40	1-1-2042	990,000	990,000

Total Municipal Obligations (Cost $84,257,000)				84,257,000

Repurchase Agreements ^^: 6.72%
Bank of America Corporation, dated 2-29-2016, maturity value $45,644,703 (1)	0.32	3-1-2016	45,644,297	45,644,297
BNP Paribas, dated 2-29-2016, maturity value $3,000,026 (2)	0.31	3-1-2016	3,000,000	3,000,000
GX Clarke & Company, dated 2-29-2016, maturity value $8,000,084 (3)	0.38	3-1-2016	8,000,000	8,000,000

Total Repurchase Agreements (Cost $56,644,297)				56,644,297

Total investments in securities (Cost $843,186,195) *	99.97%	843,200,157
Other assets and liabilities, net	0.03	235,678

Total net assets	100.00%	$843,435,835

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 29, 2016

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^^	Collateralized by:

(1)	U.S. government securities, 3.50%, 5-1-2045 to 9-1-2045, fair value including accrued interest is $47,013,626.

(2)	U.S. government securities, 0.00% to 8.88%, 3-10-2016 to 2-15-2046, fair value including accrued interest is $3,060,000.

(3)	U.S. government securities, 1.50% to 10.50%, 7-20-2016 to 12-20-2045, fair value including accrued interest is $8,240,015.

*	Cost for federal income tax purposes is $843,186,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,804
Gross unrealized losses	(23,842)

Net unrealized gains	$13,962

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 29, 2016	Wells Fargo Dow Jones Target Date Funds	115

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,207,989,482	$7,794,455,577	$843,200,157
In affiliated securities, at value (see cost below)	111,373,960	407,780,419	0

Total investments, at value (see cost below)	5,319,363,442	8,202,235,996	843,200,157
Cash	0	98,419	0
Segregated cash	0	4,787,679	0
Foreign currency, at value (see cost below)	2,722,832	20,174,106	0
Receivable for investments sold	62,831,901	68,290	133,000
Receivable for dividends and interest	35,168,347	15,307,225	184,276
Receivable for daily variation margin on open futures contracts	0	253,175	0
Receivable for securities lending income	1,036	428,649	0
Prepaid expenses and other assets	35,038	38,392	8,266

Total assets	5,420,122,596	8,243,391,931	843,525,699

Liabilities
Payable for investments purchased	73,619,276	0	0
Payable upon receipt of securities loaned	1,194,863	295,890,586	0
Payable for daily variation margin on open futures contracts	0	321,670	0
Advisory fee payable	660,436	891,516	67,284
Custodian and accounting fees payable	99,668	534,888	16,573
Accrued expenses and other liabilities	3,079	14,192	6,007

Total liabilities	75,577,322	297,652,852	89,864

Total net assets	$5,344,545,274	$7,945,739,079	$843,435,835

Investments in unaffiliated securities, at cost	$5,144,503,468	$6,690,029,415	$843,186,195

Investments in affiliated securities, at cost	$110,327,398	$397,797,259	$0

Total investments, at cost	$5,254,830,866	$7,087,826,674	$843,186,195

Securities on loan, at value	$1,170,065	$286,597,371	$0

Foreign currency, at cost	$2,724,084	$20,379,359	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 29, 2016

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$149,597,028	$34,167	$2,941,267
Income from affiliated securities	1,052,921	1,055,468	0
Securities lending income, net	45,076	5,481,389	0
Dividends**	0	186,126,202	0

Total investment income	150,695,025	192,697,226	2,941,267

Expenses
Advisory fee	9,042,368	12,512,402	981,371
Custody and accounting fees	446,032	1,957,780	90,500
Professional fees	67,689	74,519	45,647
Shareholder report expenses	11,912	32,438	4,610
Trustees’ fees and expenses	10,173	11,092	10,494
Other fees and expenses	36,664	161,155	19,451

Total expenses	9,614,838	14,749,386	1,152,073

Net investment income	141,080,187	177,947,840	1,789,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(72,805,711)	330,991,539	862
Affiliated securities	74,825	248,029	0
Futures transactions	0	(23,306,735)	0

Net realized gain (losses) on investments	(72,730,886)	307,932,833	862

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,104,602	(1,615,951,147)	12,131
Affiliated securities	(805,381)	(4,462,313)	0
Futures transactions	0	(8,154,291)	0

Net change in unrealized gains (losses) on investments	5,299,221	(1,628,567,751)	12,131

Net realized and unrealized gains (losses) on investments	(67,431,665)	(1,320,634,918)	12,993

Net increase (decrease) in net assets resulting from operations	$73,648,522	$(1,142,687,078)	$1,802,187

* Net of foreign interest withholding taxes in the amount of	$1,249,031	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$8,593,045	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$141,080,187	$141,774,065
Net realized losses on investments	(72,730,886)	(474,779)
Net change in unrealized gains (losses) on investments	5,299,221	(49,525,913)

Net increase in net assets resulting from operations	73,648,522	91,773,373

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,180,576,977	1,267,837,999
Withdrawals	(1,994,426,845)	(1,089,681,898)

Net increase (decrease) in net assets resulting from capital share transactions	(813,849,868)	178,156,101

Total increase (decrease) in net assets	(740,201,346)	269,929,474

Net assets
Beginning of period	6,084,746,620	5,814,817,146

End of period	$5,344,545,274	$6,084,746,620

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$177,947,840	$174,927,892
Net realized gains on investments	307,932,833	328,329,174
Net change in unrealized gains (losses) on investments	(1,628,567,751)	331,653,688

Net increase (decrease) in net assets resulting from operations	(1,142,687,078)	834,910,754

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,596,369,458	1,110,756,255
Withdrawals	(2,186,652,936)	(1,789,089,600)

Net decrease in net assets resulting from capital share transactions	(590,283,478)	(678,333,345)

Total increase (decrease) in net assets	(1,732,970,556)	156,577,409

Net assets
Beginning of period	9,678,709,635	9,522,132,226

End of period	$7,945,739,079	$9,678,709,635

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Short-Term Investment Portfolio
	Year ended February 29, 2016	Year ended February 28, 2015

Operations
Net investment income	$1,789,194	$523,274
Net realized gains on investments	862	4,363
Net change in unrealized gains (losses) on investments	12,131	(8,658)

Net increase in net assets resulting from operations	1,802,187	518,979

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	410,642,819	368,626,024
Withdrawals	(460,272,218)	(160,133,314)

Net increase (decrease) in net assets resulting from capital share transactions	(49,629,399)	208,492,710

Total increase (decrease) in net assets	(47,827,212)	209,011,689

Net assets
Beginning of period	891,263,047	682,251,358

End of period	$843,435,835	$891,263,047

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%

Diversified Stock Portfolio
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%

Short-Term Investment Portfolio
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.10%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant

122	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	123

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 29, 2016:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,401,858,918	$0	$1,401,858,918

Corporate bonds and notes	0	1,097,286,865	0	1,097,286,865

Foreign government bonds	0	1,303,913,307	0	1,303,913,307

U.S. Treasury securities	1,222,723,773	0	0	1,222,723,773

Yankee corporate bonds and notes	0	201,090,395	0	201,090,395

Yankee government bonds	0	2,026,758	0	2,026,758

Short-term investments
Investment companies	89,268,563	0	0	89,268,563
Investments measured at net asset value*				1,194,863
Total assets	$1,311,992,336	$4,006,176,243	$0	$5,319,363,442

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,194,863 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	125

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$839,587,971	$274,449,323	$936	$1,114,038,230
Consumer staples	394,799,545	204,215,462	0	599,015,007
Energy	271,949,801	116,848,844	5	388,798,650
Financials	1,121,136,604	583,565,559	0	1,704,702,163
Health care	650,268,555	191,276,866	0	841,545,421
Industrials	586,556,772	280,829,429	0	867,386,201
Information technology	1,088,076,325	233,588,901	0	1,321,665,226
Materials	235,147,463	141,877,871	0	377,025,334
Telecommunication services	100,761,143	122,469,945	0	223,231,088
Utilities	283,833,272	71,959,327	0	355,792,599

Preferred stocks
Consumer discretionary	974,055	3,142,729	0	4,116,784
Consumer staples	0	1,785,280	0	1,785,280
Energy	3,217,755	0	0	3,217,755
Financials	11,848,149	0	0	11,848,149
Health care	0	553,135	0	553,135
Information technology	0	2,891,876	0	2,891,876
Materials	1,179,541	613,419	0	1,792,960
Telecommunication services	1,247,651	0	0	1,247,651
Utilities	0	32,023	0	32,023

Rights
Financials	0	3,495	0	3,495
Health care	0	0	0	0
Industrials	0	118,783	0	118,783
Utilities	0	7	0	7

Warrants
Consumer discretionary	0	94,677	0	94,677
Energy	0	899	0	899
Industrials	0	237	0	237

Short-term investments
Investment companies	85,441,780	0	0	85,441,780

Investments measured at net asset value*				295,890,586
	5,676,026,382	2,230,318,087	941	8,202,235,996

Futures contracts	253,175	0	0	253,175
Total assets	$5,676,279,557	$2,230,318,087	$941	$8,202,489,171
Liabilities

Futures contracts	$321,670	$0	$0	$321,670
Total liabilities	$321,670	$0	$0	$321,670

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $295,890,586 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$287,996,655	$0	$287,996,655

Commercial paper	0	411,882,205	0	411,882,205

Corporate bonds and notes	0	2,420,000	0	2,420,000

Municipal obligations	0	84,257,000	0	84,257,000

Repurchase agreements	0	56,644,297	0	56,644,297
Total assets	$0	$843,200,157	$0	$843,200,157

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Diversified Stock Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, fair value pricing was used in pricing certain foreign securities in the Diversified Stock Portfolio and securities valued at $2,134,199,447 were transferred from Level 1 to Level 2 within the fair value hierarchy. Transfers in/out of Level 3 within the fair value hierarchy did not represent, in the aggregate, a material amount of the Diversified Stock Portfolio’s net assets measured as of the end of the period. At February 29, 2016, Diversified Fixed Income and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 29, 2016, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 29, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$1,724,277,050	$559,739,901	$1,842,852,054	$893,990,682
Diversified Stock Portfolio	0	2,175,016,222	0	2,288,400,118

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	127

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	572,284	82,800	91,400	563,684	$26,448,053	$843,256	$248,029

7. DERIVATIVE TRANSACTIONS

During the year ended February 29, 2016, Diversified Stock Portfolio used uninvested cash to enter into future contracts to gain market exposure.

At February 29, 2016, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-18-2016	UBS	82 Long	MSCI EAFE Index	$6,334,500	$(236,835)
3-18-2016	UBS	779 Long	MSCI Emerging Markets Index	28,904,795	(847,715)
3-18-2016	UBS	289 Long	Russell 2000 Index	29,816,130	26,140
3-18-2016	UBS	174 Long	S&P 500 E-Mini Index	16,786,650	(15,225)
3-18-2016	UBS	105 Long	S&P Midcap 400 Index	13,993,350	198,470

Diversified Stock Portfolio had an average notional amount of $164,528,766 in long futures contracts during the year ended February 29, 2016. As of February 29, 2016, Diversified Stock Portfolio had segregated $4,787,679 as cash collateral for open futures contracts.

The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gain (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Diversified Stock Portfolio	Futures – variation margin	UBS	$253,175	$(253,175)	$0	$0

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$321,670	$(253,175)	$(68,495)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Dow Jones Target Date Funds	129

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio), of the Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (formerly known as the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio), three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of
February 29, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 29, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 27, 2016

130	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 29, 2016:

Dividends-received deduction
Target Today Fund	18.64%
Target 2010 Fund	14.60
Target 2015 Fund	21.14
Target 2020 Fund	29.85
Target 2025 Fund	37.17
Target 2030 Fund	46.23
Target 2035 Fund	52.02
Target 2040 Fund	55.29
Target 2045 Fund	57.60
Target 2050 Fund	56.28
Target 2055 Fund	57.17
Target 2060 Fund	90.62

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 29, 2016:

Long-term capital gain distributions
Target Today Fund	$10,068,892
Target 2010 Fund	18,082,757
Target 2015 Fund	11,919,435
Target 2020 Fund	56,019,570
Target 2025 Fund	53,022,030
Target 2030 Fund	68,744,170
Target 2035 Fund	35,298,474
Target 2040 Fund	57,375,652
Target 2045 Fund	20,102,168
Target 2050 Fund	35,764,888
Target 2055 Fund	396,883

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	131

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 29, 2016 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,788,128
Target 2010 Fund	1,643,818
Target 2015 Fund	3,515,865
Target 2020 Fund	15,438,071
Target 2025 Fund	18,790,221
Target 2030 Fund	30,100,562
Target 2035 Fund	17,364,626
Target 2040 Fund	29,789,531
Target 2045 Fund	11,704,170
Target 2050 Fund	21,683,594
Target 2055 Fund	2,658,963
Target 2060 Fund	5,667

For the fiscal year ended February 29, 2016, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$4,429,690
Target 2010 Fund	3,762,081
Target 2015 Fund	7,612,372
Target 2020 Fund	20,570,061
Target 2025 Fund	16,184,306
Target 2030 Fund	14,478,487
Target 2035 Fund	4,735,327
Target 2040 Fund	4,412,460
Target 2045 Fund	980,605
Target 2050 Fund	1,426,460
Target 2055 Fund	183,922
Target 2060 Fund	474

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 29, 2016, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$1,076,685
Target 2010 Fund	2,822,508
Target 2015 Fund	994,540
Target 2020 Fund	4,356,524
Target 2025 Fund	2,690,362
Target 2030 Fund	3,325,247
Target 2035 Fund	1,424,903
Target 2040 Fund	2,179,100
Target 2045 Fund	751,403
Target 2050 Fund	1,308,327
Target 2055 Fund	33,264

For the fiscal year ended February 29, 2016 ordinary income distributed was derived from interest on U.S. government securities.

U.S. Government income
Target Today Fund	16.64%
Target 2010 Fund	11.64
Target 2015 Fund	19.06
Target 2020 Fund	16.40
Target 2025 Fund	13.06
Target 2030 Fund	9.09
Target 2035 Fund	5.71
Target 2040 Fund	3.24
Target 2045 Fund	1.82
Target 2050 Fund	1.37
Target 2055 Fund	1.46
Target 2060 Fund	1.77

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant. managerial accountant.	Asset Allocation Trust

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	135

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241404 04-16 AOUTLD/AR003 02-16

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	February 29, 2016	February 28, 2015
Audit fees	$169,272	$154,000
Audit-related fees	—	—
Tax fees (1)	42,000	41,590
All other fees	—	—

	$211,272	$195,590

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: April 27, 2016